As filed with the Securities and Exchange Commission on April 27, 2009

                        Securities Act File No. 33-98358
                    Investment Company Act File No. 811-9116
        ===============================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|
        Post-Effective Amendment No. 22                                 |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|
        Amendment No. 27                                                |X|

                             EMBARCADERO FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
                     (Address of Principal Executive Office)

                          (415) 981-9742 (Registrant's
                     Telephone Number, Including Area Code)

                                   JAY JACOBS
                             Embarcadero Funds, Inc.
                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 MARK D. PERLOW
                                  K&L Gates LLP
                       Four Embarcadero Center, Suite 1200
                             San Francisco, CA 94111
                            Telephone: (415) 249-1070
                            Facsimile: (415) 882-8220

It is proposed that the filing will become effective:

      |X|   immediately upon filing pursuant to paragraph (b)
      |_|   on __________ pursuant to paragraph (b)
      |_|   60 days after filing pursuant to paragraph (a)(1)
      |_|   on  __________  pursuant to paragraph (a)(1)
      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on pursuant to paragraph (a)(2) of Rule 485

                                   PROSPECTUS

                              dated April 27, 2009

            Fund                                      Ticker
            ----                                      ------
      o     All-Cap Growth Fund                       EMALX
      o     Small-Cap Growth Fund                     EMSMX
      o     Alternative Strategies Fund               EMASX
      o     Post-Venture Fund                         VWPVX
      o     Technology Fund                           VWTKX


The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


1-800-228-2121

[Logo]


1-800-228-2121

TABLE OF CONTENTS

THE FUNDS
--------------------------------------------------------------------------------
WHAT YOU SHOULD KNOW ABOUT EACH FUND'S INVESTMENT STRATEGIES, RISKS, PERFORMANCE AND EXPENSES

All-Cap Growth Fund.............................................................
Small-Cap Growth Fund...........................................................
Alternative Strategies Fund.....................................................
Post-Venture Fund...............................................................
Technology Fund.................................................................
Important News for Shareholders.................................................
Other Policies and Risks........................................................
Management......................................................................

YOUR INVESTMENT
--------------------------------------------------------------------------------
OPENING AND MAINTAINING YOUR EMBARCADERO FUNDS ACCOUNT

How Shares Are Priced...........................................................
Establishing an Account.........................................................
Opening an Account..............................................................
Buying Shares...................................................................
Purchases Through Third Parties
Selling Shares..................................................................
Redemption Fee..................................................................
Exchanging Shares...............................................................
Other Purchase, Redemption and Exchange Policies................................
Dividends, other Distributions and Taxes........................................
12b-1 Fees......................................................................

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LEARN MORE
--------------------------------------------------------------------------------


www.embarcaderomutualfunds.com


Embarcadero Funds TABLE OF CONTENTS


1-800-228-2121

EMBARCADERO ALL-CAP GROWTH FUND

INVESTMENT OBJECTIVE

Capital appreciation

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

--------------------------------------------------------------------------------
Redemption Fee on shares held less than 90 days (as a             2.00%
percentage of amount redeemed)
--------------------------------------------------------------------------------
Maximum Account Fee                                               $24(2)
--------------------------------------------------------------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)


--------------------------------------------------------------------------------
Management Fees(1)                                          1.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                                0.25%
--------------------------------------------------------------------------------
Other Expenses                                              7.97%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        9.37%
--------------------------------------------------------------------------------


(1) Restated to reflect current fees payable to the Adviser under the investment advisory agreement approved by shareholders in September 2008. The Adviser is responsible for paying the subadviser's fees.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year: $917      3 Years: $2,631     5 Years: $4,199    10 Years: $7,558



1-800-228-2121                          1

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 683% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in companies of all sizes and in any industry, and buys primarily common stocks. The subadviser uses a time-tested approach to building portfolios of typically 30-50 holdings and does not use leverage.

The Fund invests in stocks with the potential for above-average long-term growth. The subadviser looks for companies that offer innovative products or services, have a unique strength in specific areas (for example, research, product development or marketing), or have strong management teams and financial resources. The Fund may invest in companies in developmental stages or undergoing significant changes.

The subadviser seeks to identify early significant changes at companies or within an industry. Target investments are companies that the subadviser believes will experience revenue and earnings growth that will outperform both the market average and market and analysts' expectations. These insights are derived from extensive internal analysis and one-on-one meetings with management teams of companies and senior level analysts. The subadviser does not rely on quantitative models.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

MARKET RISK: Equity security prices rise and fall as market and economic conditions change. The Fund's investments are in sectors of the stock market that are particularly volatile. The value of your Fund shares will fluctuate and you could lose money, especially when the Fund's investments are concentrated in particular holdings.

MANAGEMENT RISK: The subadviser may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

GROWTH AND DEVELOPMENTAL COMPANY RISK: When growth investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals. The Fund may invest in developmental stage companies or older companies undergoing significant changes. There may be less information available about these companies, and they may be more difficult to value. They may also be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.


1-800-228-2121                           2

NON-DIVERSIFICATION RISK: The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund's net asset value and total return than would be the case in a diversified fund holding more securities. Therefore, the Fund's value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.


INDUSTRY CONCENTRATION RISK: Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry, which could vary from time to time. Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments in multiple companies in a particular industry increase the Fund's exposure to risks of the particular industry and may increase the Fund's volatility.


For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

SINCE OCTOBER 1, 2008, DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND HAVE BEEN MADE BY THE SUBADVISER, WHO DID NOT PROVIDE INVESTMENT ADVICE DURING THE EARLIER PERIODS SHOWN BELOW.

Annual Total Returns of the Fund Years Ended 12/31

1999
207.88%

2000
(18.23)%


1-800-228-2121                          3

2001
(40.74)%

2002
(39.68)%

2003
37.47%

2004
(15.79)%

2005
(12.37)%

2006
6.29%

2007
(9.03)%


2008
(56.56)%


WORST QUARTER     (48.38)% 1st quarter 2001
BEST QUARTER      55.18% 4th quarter 2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)


All-Cap Growth Fund                           1 Year       5 Years      10 Years
================================================================================
Return Before Taxes                           (56.56)%     (20.88)%      (9.14)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(1)        (56.56)%     (20.88)%      (9.36)%
Return After Taxes on Distributions and
    Sale of Fund Shares(1)(2)                 (36.76)%     (16.19)%      (6.40)%
--------------------------------------------------------------------------------
Russell 3000(R) Growth Index (3)              (38.44)%      (3.33)%      (4.01)%
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index (3)              (38.54)%      (2.35)%      (0.76)%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Russell 3000(R) Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Growth Index is a capitalization-weighted index that consists of companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index. The index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. The Fund's benchmark changed to the Russell 3000 Growth Index upon implementation of the Fund's new investment program, which changed the Fund's strategies and risks. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, expenses or taxes. It is not possible to invest directly in an index.


1-800-228-2121                          4

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

For important information about purchasing and selling fund shares, please turn to YOUR INVESTMENT: ESTABLISHING AN ACCOUNT on page 37, OPENING AN ACCOUNT on page 38, BUYING SHARES on page 39 and SELLING SHARES on page 41.

For important information about taxes, please turn to DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES on page 47.

For important information about financial intermediary compensation, please turn to YOUR INVESTMENT: PURCHASES THROUGH THIRD PARTIES on page 40.


1-800-228-2121                          5

EMBARCADERO SMALL-CAP GROWTH FUND
INVESTMENT OBJECTIVE

Capital appreciation

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

--------------------------------------------------------------------------------
Redemption Fee on shares held less than 90 days (as a             2.00%
percentage of amount redeemed)
--------------------------------------------------------------------------------
Maximum Account Fee                                               $24(2)
--------------------------------------------------------------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.

(2) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)


--------------------------------------------------------------------------------
Management Fees(1)                                          1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                                0.25%
--------------------------------------------------------------------------------
Other Expenses                                              8.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        9.80%
--------------------------------------------------------------------------------


(1) Restated to reflect current fees payable to the Adviser under the investment advisory agreement approved by shareholders in September 2008. The Adviser is responsible for paying the subadviser's fees.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year: $956     3 Years: $2,734      5 Years: $4,345      10 Years: $7,742



1-800-228-2121                          6

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 560% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 80% of its total assets) in common stocks of companies that, at the time of purchase, have market capitalizations between the smallest and largest companies in the Russell 2000 Growth Index. As of March 31, 2009, the Russell 2000 Growth Index was composed of companies with market capitalizations of between $9 million and $4.1 billion. These market capitalizations will fluctuate and the Fund may continue to hold securities of companies whose market capitalizations fall outside this range as a result of market action after a security's purchase. The Fund invests in companies in any industry.


The Fund invests in stocks with the potential for above-average long-term growth. The subadviser looks for companies that offer innovative products or services, have a unique strength in specific areas (for example, research, product development or marketing), or have strong management teams and financial resources. The Fund may invest in companies in developmental stages or undergoing significant changes.

The subadviser seeks to identify early significant changes at companies or within an industry. Target investments are companies that the subadviser believes will experience revenue and earnings growth that will outperform both the market average and market and analysts' expectations. These insights are derived from extensive internal analysis and one-on-one meetings with management teams of companies and senior level analysts. The subadviser does not rely on quantitative models.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

MARKET RISK: Equity security prices rise and fall as market and economic conditions change. The Fund's investments are in sectors of the stock market that are particularly volatile. The value of your Fund shares will fluctuate and you could lose money, especially when the Fund's investments are concentrated in particular holdings.

MANAGEMENT RISK: The subadviser may select securities that underperform the stock market or other funds with similar investment objectives and strategies.


1-800-228-2121                          7

SMALL COMPANY RISK. The Fund invests in small- and, at times, mid-sized companies. The prices of small companies' securities are generally more volatile than the prices of large companies' securities. This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management. Also, there may be less information available about these companies, and they may be more difficult to value. Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the Fund's securities may be difficult to sell at the time or price desired by the subadviser. In these cases, the Fund may have to accept a lower price for the security, sell other securities, or miss a more attractive investment opportunity. As a result, adverse market movements in the prices of these stocks may impact the Fund's performance more than if it invested in larger and more liquid companies.

GROWTH AND DEVELOPMENTAL COMPANY RISK: When growth investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals. The Fund may invest in developmental stage companies or older companies undergoing significant changes. There may be less information available about these companies, and they may be more difficult to value. They may also be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

NON-DIVERSIFICATION RISK: The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund's net asset value and total return than would be the case in a diversified fund holding more securities. Therefore, the Fund's value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.


INDUSTRY CONCENTRATION RISK: Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry, which could vary from time to time. Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments in multiple companies in a particular industry increase the Fund's exposure to risks of the particular industry and may increase the Fund's volatility.


For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.


1-800-228-2121                          8

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

SINCE OCTOBER 1, 2008, DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND HAVE BEEN MADE BY THE SUBADVISER, WHO DID NOT PROVIDE INVESTMENT ADVICE DURING THE EARLIER PERIODS SHOWN BELOW.

Annual Total Returns of the Fund Years Ended 12/31

1999
291.15%

2000
(20.90)%

 2001
(59.70)%

2002
(64.56)%

2003
47.22%

2004
(16.04)%

2005
(22.29)%

2006
10.84%

2007
(7.83)%


2008
(56.84)%


WORST QUARTER     (60.01)% 3rd quarter 2001
BEST QUARTER      87.83% 4th quarter 2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)


Small-Cap Growth Fund                        1 Year        5 Years      10 Years
================================================================================
Return Before Taxes                          (56.84)%      (22.05)%     (15.43)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(1)       (56.84)%      (22.05)%     (15.63)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
    Sale of Fund Shares(1)(2)                (36.95)%      (16.97)%      (9.74)%
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index (3)             (38.54)%       (2.35)%      (0.76)%
--------------------------------------------------------------------------------
Nasdaq Composite Index (3)                   (39.98)%       (3.96)%      (2.71)%
--------------------------------------------------------------------------------



1-800-228-2121                          9

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Russell 2000(R) Growth Index is a capitalization-weighted index that consists of companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index. The index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq-listed companies. The Fund's benchmark changed to the Russell 2000 Growth Index upon implementation of the Fund's new investment program, which changed the Fund's strategies and risks. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

For important information about purchasing and selling fund shares, please turn to YOUR INVESTMENT: ESTABLISHING AN ACCOUNT on page 37, OPENING AN ACCOUNT on page 38, BUYING SHARES on page 37 and SELLING SHARES on page 41.

For important information about taxes, please turn to DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES on page 47.

For important information about financial intermediary compensation, please turn to YOUR INVESTMENT: PURCHASES THROUGH THIRD PARTIES on page 40.


1-800-228-2121                          10

EMBARCADERO ALTERNATIVE STRATEGIES FUND

INVESTMENT OBJECTIVE

Capital appreciation.

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

--------------------------------------------------------------------------------
Redemption Fee on shares held less than 90 days (as a             2.00%
percentage of amount redeemed)
--------------------------------------------------------------------------------
Maximum Account Fee                                               $24(2)
--------------------------------------------------------------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)


--------------------------------------------------------------------------------
Management Fees(1)                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                                0.25%
--------------------------------------------------------------------------------
Other Expenses                                             13.93%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(3)                          2.50%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                       17.18%
--------------------------------------------------------------------------------


(1) Restated to reflect current fees payable to the Adviser under the investment advisory agreement approved by shareholders in October 2008.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.
(3) "Acquired Fund Fees and Expenses" are estimated fees and expenses charged by the funds in which the Fund, under its investment program as a "fund of funds," invests.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year: $1,613      3 Years: $4,275      5 Years: $6,327      10 Years: $9,632



1-800-228-2121                          11

PORTFOLIO TURNOVER


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. Please note that the Fund was not actively managed during this period.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to preserve and grow capital by producing long-term capital appreciation with reduced volatility and low correlation to traditional equity and bond markets. The Fund is a "fund of funds," which means that it invests in OTHER funds or exchange traded funds (ETFs) - referred to below as "underlying funds." The Adviser looks for a relatively limited number of underlying funds having one or more of the following characteristics: strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles. The Fund seeks to provide diversification to reduce overall risk without sacrificing performance, although it does not assure or guarantee better performance or the elimination of risk.

The Adviser allocates Fund investments among underlying funds with different strategies, including merger arbitrage, long/short equity, absolute returns or alternative investment strategies. Allocations to each category will vary, within ranges, based on each strategy's relative performance, volatility and correlation to other categories within the portfolio.

In selecting underlying funds, the Adviser reviews a wide range of factors including, but not limited to, past investment performance during various market conditions, investment strategies and processes, portfolio composition, risk management procedures, reputation, experience and training of key personnel, and correlation of results with other underlying funds. As part of its due diligence process, the Adviser reviews each underlying fund and its manager's investment process and organization.


The underlying funds may use a variety of investment techniques to hedge against risks or other factors that generally affect the values of portfolio securities. These techniques, which some underlying funds also use for non-hedging purposes, may involve the use of derivatives. Each underlying fund's use of derivatives for non-hedging purposes will vary and may change over time, but each such fund is obligated to comply with the requirements of the Investment Company Act of 1940, as amended, governing liquidity, leverage, and concentration. The particular types of derivatives may change over time as new instruments and techniques are introduced, or as a result of regulatory or market developments. Certain of these special investment techniques or derivatives are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.



1-800-228-2121                          12

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

MARKET RISK: Since the Fund invests primarily in the shares of underlying funds, it is affected by the performance of the underlying funds. Investing in other mutual funds or ETFs does not eliminate market risk as the underlying funds' values rise and fall as market and economic conditions change. The underlying funds are particularly volatile. The value of your Fund shares will fluctuate and you could lose money.

MANAGEMENT RISK: The Adviser may select underlying funds that underperform the stock market or other funds with similar investment objectives and strategies. Its decisions regarding asset classes and underlying funds may not anticipate market trends successfully.

FUND OF FUNDS RISK: You can invest directly in the underlying funds. By investing in the underlying funds indirectly through the Fund, you pay both your share of the Fund's expenses (including operating costs and advisory and administrative fees) AND the similar expenses of the underlying funds. Similarly, you pay your share of the Fund's expenses related to distributing the Fund's shares, and the similar distribution expenses of the underlying funds. Also, in purchasing shares of the underlying funds, the Fund may pay a "sales load" or other sales charges, or brokerage commissions. While the Fund seeks to minimize these charges, they can reduce the Fund's investment results.

ETF RISK: ETFs trade on securities exchanges, so the market price of ETFs may not correspond exactly with their net asset values. The market price of an ETF's shares will generally fluctuate with changes in the market value of its holdings as well as the relative supply and demand for the shares. The trading price of an ETF's shares may deviate significantly from its net asset value during periods of market volatility.

LIMITED HOLDINGS RISK: The Fund invests in a relatively limited number of underlying funds. This means that increases or decreases in the value of any of the underlying funds may have a greater impact on the Fund's net asset value and total return than would be the case if it invested in more underlying funds. Therefore, the value of the Fund will depend on the performance of the relatively limited number of managers who advise the underlying funds and the Fund's value may fluctuate more, and it could incur greater losses, than if it had invested in more underlying funds.

In addition to the risks noted above, the underlying funds are subject to a number of risks, including the following:


1-800-228-2121                          13

Aggressive Investment Risks: The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. Underlying funds use these strategies for both hedging and non-hedging purposes. The managers of the underlying funds may not be successful in using these strategies, which could result in significant losses.

Derivatives Risk: The underlying funds may invest in derivative instruments, which are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile with sudden and unpredictable changes in price or liquidity, and may entail investment exposures greater than their cost would suggest. This means that a small investment in a derivative could have a large potential impact on the performance of an underlying fund. Derivatives involve significant risk depending on the type of derivative, including credit risk, currency risk, leverage risk, liquidity risk or basis risk. In particular, derivatives such as "synthetic options" and other types of options or futures, swap agreements, derivatives written by or privately negotiated with financial intermediaries, and any other derivative traded over the counter, are subject to the risk that the counterparty to the transaction is unable or unwilling to perform its obligations when they become due. In some cases, the underlying fund may make periodic payments that it cannot recover.

Leverage Risk: The underlying funds may borrow money to increase their holdings of portfolio securities. Due to regulatory limitations, an underlying fund using leverage may have to sell securities at an unfavorable time to satisfy these limits. Leverage can exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities. The amounts borrowed are also subject to interest costs and fees.

Market Capitalization Risk: The underlying funds may invest in small- and mid-sized companies. The prices of small companies' securities are generally more volatile than the prices of large companies' securities. This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management. Also, there may be less information available about these companies, and they may be more difficult to value. Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the underlying fund's securities may be difficult to sell at the time or price desired by the underlying fund.

Credit Risk: The underlying funds may invest in debt obligations, which are generally subject to the risk that the issuer is unable to make principal and interest payments when they are due. Non-investment grade debt, also known as "junk bonds," have a higher risk of default and are generally less liquid than higher-rated securities.


1-800-228-2121                          14

Foreign Securities Risk: The underlying funds may invest in foreign securities and depositary receipts relating to foreign securities. Investments in foreign markets involve political, regulatory and economic risks which are significant. Risks may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required, much less liquidity, and limitations on repatriation of invested capital. These risks are higher in developing countries.


Concentration Risk: Some underlying funds may concentrate in a particular industry or industry sector, which could vary from time to time. Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Therefore, the value of an underlying fund with a concentrated position could be more volatile.


Diversification Risk: Some underlying funds may invest a significant portion of their assets in a small number of securities. This means that increases or decreases in the value of any of the individual securities owned by the underlying fund may have a greater impact on its net asset value and total return than would be the case in a diversified fund holding more securities. Therefore, the value of a non-diversified underlying fund could be more volatile.

Long/Short Risk: Some underlying funds hold securities long and short. The underlying fund may not always be able to borrow a security or close out a short position at a favorable price, and may have to sell long positions at unfavorable prices to cover short positions. An underlying fund will lose money from a short sale if the price of the security increases between the date of the short sale and the date when the underlying fund replaces the borrowed security. The potential loss is theoretically unlimited. Also, the underlying fund may have to pay a premium, dividend or interest to borrow a security.

Market-Neutral Investing Risk: Some underlying funds employ a market neutral strategy, meaning they take long and short positions in different stocks to try and protect the underlying fund from general market movements. The long positions could decrease in value at the same time the securities sold short increase in value, increasing the potential for loss. The strategy may not work as intended, and investments that historically have not been correlated may become correlated at certain times, including during a liquidity crisis in global financial markets.

Arbitrage Risk: Some underlying funds may use merger arbitrage strategies, which involve purchasing shares of an announced acquisition target or shorting shares of the acquiring company. If the acquisition is not completed, the underlying fund may realize losses on both positions.


1-800-228-2121                          15

Distressed Securities Risk: Some underlying funds purchase securities of distressed companies, which could involve legal difficulties and negotiations with creditors and other company claimants. Securities of distressed companies are generally illiquid and there can be a significant time lag between investing and receiving proceeds from the investment, if at all. During this time, the underlying fund may incur costs monitoring the investment and protecting the value of its claim.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.


PLEASE NOTE THAT THE FUND WAS INVESTED PRIMARILY IN HIGH QUALITY SHORT-TERM MONEY MARKET FUNDS OR INSTRUMENTS FROM MARCH 1, 2003 THROUGH THE END OF THE PERIODS SHOWN BELOW.


Annual Total Returns of the Fund Years Ended 12/31

1999
126.88%

2000
(23.28)%

2001
(66.37)%

2002
(49.85)%

2003
(4.68)%

2004
(2.45)%

2005
(9.43)%


2006
3.13%


2007
(9.43)%

2008
(1.86)%

WORST QUARTER     (58.97% 1st quarter 2001
BEST QUARTER      48.26% 4th quarter 2001


1-800-228-2121                          16

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)


Alternative Strategies Fund                        1 Year    5 Years   10 Years
================================================================================
Return Before Taxes                                (1.86)%    (4.13)%   (13.80)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(1)             (1.86)%    (4.13)%   (14.02)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
    Sale of Fund Shares(1)(2)                       (1.21)%   (3.47)%    (9.98)%
--------------------------------------------------------------------------------
S&P 500 Index (3)                                  (36.99)%   (2.19)%    (1.38)%
--------------------------------------------------------------------------------
Barclays Intermediate Government/Credit Index(3)     5.08%     4.21%      5.43%
--------------------------------------------------------------------------------
S&P MidCap 400 Index                               (36.23)%   (0.08)%     4.46%
--------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays Intermediate Government/Credit Index is an index of intermediate and long-term government securities and investment grade corporate debt securities. The S&P MidCap 400 Index is an index of mid-capitalization U.S. stocks that measures the performance of the mid-size company segment of the U.S. market. The Fund's benchmarks changed to the S&P 500 Index and the Barclays Intermediate Government/Credit Index upon implementation of the Fund's new investment program. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, brokerage commissions, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

For important information about purchasing and selling fund shares, please turn to YOUR INVESTMENT: ESTABLISHING AN ACCOUNT on page 37, OPENING AN ACCOUNT on page 38, BUYING SHARES on page 39 and SELLING SHARES on page 41.

For important information about taxes, please turn to DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES on page 47.

For important information about financial intermediary compensation, please turn to YOUR INVESTMENT: PURCHASES THROUGH THIRD PARTIES on page 40.


1-800-228-2121                          17

VAN WAGONER POST-VENTURE FUND

INVESTMENT OBJECTIVE

Capital appreciation. THE FUND WAS, UNTIL RECENTLY, IN THE PROCESS OF LIQUIDATION AND THUS HAS INVESTED ALL OF ITS ASSETS IN MONEY MARKET FUNDS OR INSTRUMENTS. IT WILL NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE TO THE EXTENT IT INVESTS IN MONEY MARKET FUNDS OR INSTRUMENTS, SINCE THESE SECURITIES EARN INTEREST BUT DO NOT APPRECIATE IN VALUE.

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

--------------------------------------------------------------------------------
Redemption Fee on shares held less than 90 days (as a              2.00%
percentage of amount redeemed)
--------------------------------------------------------------------------------
Maximum Account Fee                                                $24(2)
--------------------------------------------------------------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)


--------------------------------------------------------------------------------
Management Fees(1)                                           0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                                 0.15%
--------------------------------------------------------------------------------
Other Expenses                                              12.13%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        12.28%
--------------------------------------------------------------------------------


(1) The Officers and Board of Directors currently oversee the Fund's investments primarily in high quality short-term money market funds or instruments without compensation.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year: $1,183      3 Years: $3,298       5 Years: $5,116      10 Years: $8,621



1-800-228-2121                          18

PORTFOLIO TURNOVER


If the Fund were actively managed, it would pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest in high quality short-term money market funds or instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The interest earned on the short-term money market funds or instruments is expected to be less than the expenses of the Fund.

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

PLEASE NOTE THAT THE FUND HAS BEEN INVESTED PRIMARILY IN HIGH QUALITY SHORT-TERM MONEY MARKET FUNDS OR INSTRUMENTS SINCE MARCH 1, 2003.

Annual Total Returns of the Fund Years Ended 12/31

1999
237.22%


1-800-228-2121                          19

2000
(30.31)%

2001
(62.14)%

2002
(67.33)%

2003
(9.76)%


2004
(2.37)%


2005
(12.11)%

2006
7.09%

2007
2.21%


2008
(2.16)%


WORST QUARTER     (60.03)% 1st quarter 2001
BEST QUARTER      81.23% 4th quarter 2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)


Post-Venture Fund                            1 Year       5 Years      10 Years
================================================================================
Return Before Taxes                           (2.16)%      (1.68)%      (13.26)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(1)        (2.16)%      (1.68)%      (13.49)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
    Sale of Fund Shares(1)(2)                 (1.40)%      (1.42)%       (9.56)%
--------------------------------------------------------------------------------
Nasdaq Composite Index (3)                   (39.98)%      (3.96)%       (2.71)%
--------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq-listed companies. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

For important information about purchasing and selling fund shares, please turn to YOUR INVESTMENT: ESTABLISHING AN ACCOUNT on page 37, OPENING AN ACCOUNT on page 38, BUYING SHARES on page 39 and SELLING SHARES on page 41.


1-800-228-2121                          20

For important information about taxes, please turn to DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES on page 47.

For important information about financial intermediary compensation, please turn to YOUR INVESTMENT: PURCHASES THROUGH THIRD PARTIES on page 40.


1-800-228-2121                          21

VAN WAGONER TECHNOLOGY FUND

INVESTMENT OBJECTIVE

Capital appreciation. THE FUND WAS, UNTIL RECENTLY, IN THE PROCESS OF LIQUIDATION AND THUS HAS INVESTED ALL OF ITS ASSETS IN MONEY MARKET FUNDS OR INSTRUMENTS. IT WILL NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE TO THE EXTENT IT INVESTS IN MONEY MARKET FUNDS OR INSTRUMENTS, SINCE THESE SECURITIES EARN INTEREST BUT DO NOT APPRECIATE IN VALUE.

FEES AND EXPENSES OF THE FUND

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES(1) (fees paid directly from your investment)

--------------------------------------------------------------------------------
Redemption Fee on shares held less than 90 days (as a             2.00%
percentage of amount redeemed)
--------------------------------------------------------------------------------
Maximum Account Fee                                               $24(2)
--------------------------------------------------------------------------------

(1) In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.
(2) Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see ESTABLISHING AN ACCOUNT at page 37 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)


--------------------------------------------------------------------------------
Management Fees(1)                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(2)                                0.15%
--------------------------------------------------------------------------------
Other Expenses                                              12.96%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        13.11%
--------------------------------------------------------------------------------


(1) The Officers and Board of Directors currently oversee the Fund's investments primarily in high quality short-term money market funds or instruments without compensation.
(2) The maximum permitted 12b-1 fees for the Fund are 0.25% of the Fund's daily average net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year: $1,258     3 Years: $3,476     5 Years: $5,349     10 Years: $8,853



1-800-228-2121                          22

PORTFOLIO TURNOVER


If the Fund were actively managed, it would pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest in high quality short-term money market funds or instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The interest earned on the short-term money market funds or instruments is expected to be less than the expenses of the Fund.

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. We cannot guarantee that the Fund will achieve its investment objective.

For more information about the risks of investing in the Fund, please see OTHER POLICIES AND RISKS at page 23 of the prospectus and INVESTMENT STRATEGIES at page 4 of the statement of additional information.

ANNUAL TOTAL RETURN

This bar chart and table give some indication of the risks and volatility of investing in the Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. The returns include the reinvestment of dividends and distributions. Please note that past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Investors should not expect the Fund to consistently achieve these returns in the future.

PLEASE NOTE THAT THE FUND HAS BEEN INVESTED PRIMARILY IN HIGH QUALITY SHORT-TERM MONEY MARKET FUNDS OR INSTRUMENTS SINCE MARCH 1, 2003.

Annual Total Returns of the Fund Years Ended 12/31

1999
223.76%


1-800-228-2121                          23

2000
(28.13)%

2001
(61.93)%

2002
(65.81)%

2003
(6.97)%

2004
(2.76)%

2005
(9.74)%

2006
4.27%

2007
(3.88)%


2008
(2.02)%


WORST QUARTER     (60.38%) 1st quarter 2001
BEST QUARTER      80.32% 4th quarter 2001

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/08)


Technology Fund                                1 Year       5 Years     10 Years
================================================================================
Return Before Taxes                             (2.02)%     (2.93)%     (13.20)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(1)          (2.02)%     (2.93)%     (13.29)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and
    Sale of Fund Shares(1)(2)                   (1.31)%     (2.47)%      (9.69)%
--------------------------------------------------------------------------------
Morgan Stanley High Technology 35 Index (3)    (44.92)%     (5.97)%      (2.08)%
--------------------------------------------------------------------------------
S&P 500 Composite Stock Index (3)              (36.99)%     (2.19)%      (1.38)%
--------------------------------------------------------------------------------


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.
(3) The Morgan Stanley High Technology 35 Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software and new media, networking and telecommunications equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors. The S&P 500 Composite Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, brokerage commissions, expenses or taxes. It is not possible to invest directly in an index.


1-800-228-2121                          24

Updated performance information is available online at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121.

For important information about purchasing and selling fund shares, please turn to YOUR INVESTMENT: ESTABLISHING AN ACCOUNT on page 37, OPENING AN ACCOUNT on page 38, BUYING SHARES on page 39 and SELLING SHARES on page 41.

For important information about taxes, please turn to DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES on page 47.

For important information about financial intermediary compensation, please turn to YOUR INVESTMENT: PURCHASES THROUGH THIRD PARTIES on page 40.


1-800-228-2121                          25

IMPORTANT NEWS FOR SHAREHOLDERS


All of the Funds are currently entitled to receive certain potentially significant payments as compensation for damages to the Funds caused by other parties. On February 4, 2009, the Securities and Exchange Commission approved a Distribution Plan related to the settled administrative and cease-and-desist proceeding against another party (not the Funds) for violations of federal securities laws in connection with late trading and disruptive market timing practices in the trading of mutual funds. The amount of the compensation is unknown at this time, but the payments to the Funds are estimated to be received within 90 days of the approval date. Depending on the total net assets of a Fund, and the amount of the proceeds, it could result in a material change in the net asset value of that Fund (e.g., greater than one percent change).


EMBARCADERO FUNDS OTHER POLICIES AND RISKS

While each of the Funds seeks capital appreciation under normal circumstances, there are differences in Fund strategies, risks and performance, as described in this Prospectus. Also, the Alternative Strategies Fund implements its investment program by investing primarily in shares of other investment companies, and these investment companies would be subject to the risks associated with the instruments below.


The Post-Venture Fund and Technology Fund were, until recently, in the process of liquidation and will not be able to achieve their investment objectives to the extent they invest in money market funds or instruments since these securities earn interest but do not appreciate in value. Proposed advisory arrangements and other matters for the Post-Venture Fund and Technology Fund did not receive sufficient votes to pass at fall 2008 shareholder meetings. Accordingly, the Board of Directors has considered other actions to take for these Funds, and has submitted proposals for shareholders to consider new advisory arrangements for these Funds at special shareholder meetings to be held in 2009. More information about these proposals is available in proxy materials mailed in connection with the special meetings. Until new advisory arrangements for these Funds are approved, the Officers and Board of Directors will continue to oversee their investment programs, and they will continue to invest primarily in high quality short-term money market funds or instruments.


The Funds are designed for long-term investors who can accept frequent short-term ups and downs in their investment's value. Many factors affect the Funds' performance. The Funds' share prices change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The Funds' reaction to these developments will be affected by the types of securities in which the Funds invest, the financial condition, industry and economic sector, and geographic location of an issuer, and the Funds' level of investment in the securities of that issuer.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


1-800-228-2121                          26

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

EQUITY SECURITIES

The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

INDUSTRY CONCENTRATION

Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

ISSUER-SPECIFIC RISKS

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

MONEY MARKET INSTRUMENTS

In adverse markets, the Funds may take a temporary defensive position by investing up to 100% of their assets in high quality, short-term money market funds or instruments. The Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market funds or instruments since these securities earn interest but do not appreciate in value. The Funds may also use money market funds or instruments to have cash available to take advantage of investment opportunities, to pay expenses and to meet anticipated redemption requests.


1-800-228-2121                          27

PORTFOLIO TURNOVER

The Funds (or, in the case of the Alternative Strategies Fund, the underlying funds in which it may invest) may engage in short-term trading to try to achieve their investment objectives and are likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact a Fund's performance. High portfolio turnover will result in increased realized gains (or losses) to shareholders, which are likely to be treated as short-term capital gains. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

FUND OBJECTIVES

The Board of Directors may change the Funds' investment objectives without shareholder approval. Shareholders will receive no less than 60 days' advance written notice of any such changes.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures relating to selective disclosure of portfolio holdings is available in the Funds' Statement of Additional Information and on the Funds' website.

MORE INFORMATION ABOUT RISKS OF UNDERLYING FUNDS INVESTED IN BY THE ALTERNATIVE STRATEGIES FUND

AGGRESSIVE INVESTMENT RISKS. The underlying funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the underlying funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some underlying funds may use long only or short only strategies. The absolute return strategies employed by some underlying funds generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.


1-800-228-2121                          28

DERIVATIVE INSTRUMENTS RISKS. The underlying funds may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the underlying funds and therefore the Alternative Strategies Fund. The underlying funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the underlying funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

MARKET CAPITALIZATION RISKS. Companies may be categorized as having a small, medium, or large capitalization market value. The Alternative Strategies Fund may invest in underlying funds that invest primarily in small- and medium-cap companies. When investing in these companies is out of favor, the underlying funds' share prices may decline even though the companies they hold have sound fundamentals. The prices of small companies' securities are generally more volatile than the prices of large companies' securities. This is because small companies may be more reliant on a few products, services or key personnel, which can be riskier than owning larger companies with more diverse product lines and structured management. There may be less information available about small-cap companies, and small-cap companies may be more difficult to value than larger companies. They may also be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply, and the value of the underlying funds may be more volatile and fluctuate independently from broader stock market indexes.

CONCENTRATION RISKS. The Alternative Strategies Fund may invest in underlying funds that concentrate in a particular industry (i.e., real estate) or industry sector (i.e., natural resources). Investments within a single industry or sector would be highly affected by developments within that industry or sector. Further, an underlying fund that concentrates its investments in a particular industry or sector is subject to greater risk than a fund that invests in a broader range of industries. Also, the Alternative Strategies Fund's investments in such an underlying fund may be subject to greater market fluctuation than an investment in a more diversified underlying fund.

DIVERSIFICATION RISKS. Some of the underlying funds may be classified as non-diversified funds for purposes of the Investment Company Act of 1940, as amended. This means that the underlying fund may invest a significant portion of its assets in a small number of securities. This may cause the market action of the underlying fund's larger security positions to have a greater impact on the fund's net asset value per share, which could lead to increased volatility.


1-800-228-2121                          29

LONG/SHORT SELLING RISK. The Alternative Strategies Fund may invest in underlying funds that sell securities long or short. There are risks involved with selling securities long or short. The underlying fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. Further, the underlying fund may be required to pay a premium, dividend or interest.

MARKET-NEUTRAL INVESTING RISKS. The Alternative Strategies Fund may invest in underlying funds that employ a market neutral investment strategy. A market neutral investment strategy involves taking long and short positions in different stocks in an effort to insulate the underlying fund's performance from the effects of general stock market movements. The underlying fund's long positions could decline in value while the value of the securities sold short could increase, thereby increasing the potential for loss. It is also possible that the underlying fund's combination of securities held long and short will fail to protect the fund from overall stock market risk. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated.

ARBITRAGE RISKS. The Alternative Strategies Fund may also invest in underlying funds that use a merger arbitrage investment strategy. Merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, the underlying fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities.

OPTIONS, FUTURES AND OPTIONS ON FUTURES RISKS. An underlying fund may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. There is no guarantee such strategies will work. The underlying funds also may invest in so-called "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the underlying funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the underlying funds may have difficulty closing out their positions. If an underlying fund's investment manager is not successful in employing such instruments in managing the fund's investments, the fund's performance will be worse than if it did not employ such strategies.


1-800-228-2121                          30

SWAP AGREEMENT RISKS. The underlying funds may enter into equity, interest rate, index and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

DISTRESSED SECURITIES RISKS. The underlying funds may purchase securities of distressed companies. Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies. Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds are primarily long. Some relative value trades are possible, selling short one class of a distressed company's capital structure and purchasing another. Among the many risks associated with distressed investing are the time lag between when an investment is made and when the value of the investment is realized and the legal and other monitoring costs that are involved in protecting the value of the underlying funds' claims.

PRIVATELY NEGOTIATED OPTIONS RISKS. The underlying funds may invest in privately negotiated options. Each privately negotiated option will be based on an asset or a basket of securities selected by the underlying fund. The counterparty to each privately negotiated option will typically be a financial institution (or an affiliate of a financial institution) that is experienced in the field of alternative investments. Upon expiration or termination of a privately negotiated option, the underlying fund will be entitled to a cash payment from the counterparty if the value of the asset or basket at that time is favorable to the underlying fund in comparison to the exercise price for the privately negotiated option. As with more traditional options, privately negotiated options will allow for the use of economic leverage. Although the underlying fund may not be exposed to risk of loss in excess of its payment for a privately negotiated option, an underlying fund may incur losses that are magnified by the use of leverage and the payment of fees to the counterparty. An underlying fund will also be exposed to the risk that the counterparty is unable to pay the settlement price upon the termination or expiration of a privately negotiated option.

CREDIT RISK. The underlying funds may invest in debt obligations. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt--also known as "high-yield bonds" and "junk bonds"--have a higher risk of default and tend to be less liquid than higher-rated securities.

FOREIGN SECURITIES RISKS. The underlying funds may invest in foreign securities and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the underlying funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.


1-800-228-2121                          31

LEVERAGING RISKS. An underlying fund may borrow money to increase its holdings of portfolio securities. Since a mutual fund must satisfy asset coverage requirements under the Investment Company Act of 1940, as amended, an underlying fund that leverages could be required to sell investments at an inopportune time to satisfy these requirements. Leveraging also can exaggerate the effect of any increase or decrease in the value of portfolio securities held by that fund. The amounts borrowed are subject to interest costs and fees that may affect the gains achieved on the investment of such borrowed funds.

ADDITIONAL INFORMATION

If you would like further information about a Fund, including how it invests, please see the Funds' Statement of Additional Information, which is available upon request.

EMBARCADERO FUNDS MANAGEMENT

INVESTMENT ADVISER

The All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund are advised by Van Wagoner Capital Management, Inc., Three Embarcadero Center, Suite 1120, San Francisco, California 94111. The Adviser was organized on October 24, 1995, and Garrett R. Van Wagoner, President and a director of the Adviser, and Jay Jacobs, a Director of the Funds, control the Adviser.

THE ADVISER TERMINATED ITS INVESTMENT ADVISORY AGREEMENTS WITH THE POST-VENTURE FUND AND TECHNOLOGY FUND EFFECTIVE APRIL 30, 2003. THE OFFICERS AND BOARD OF DIRECTORS CURRENTLY OVERSEE THESE FUND'S INVESTMENTS PRIMARILY IN HIGH QUALITY SHORT-TERM MONEY MARKET FUNDS OR INSTRUMENTS WITHOUT COMPENSATION. ACCORDINGLY, THE DISCUSSION BELOW RELATES ONLY TO THE ALL-CAP GROWTH FUND, SMALL-CAP GROWTH FUND AND ALTERNATIVE STRATEGIES FUND.

For the All-Cap Growth Fund and Small-Cap Growth Fund, the Adviser is responsible for overseeing these Funds' subadviser, recommending the selection of subadvisers to the Funds' Board of Directors, evaluating the performance of the subadviser, monitoring changes at the subadviser's organization, overseeing the operational aspects of the Funds and coordinating with the subadviser with respect to diversification and other compliance responsibilities. The subadviser is responsible for implementing these Funds' strategies, selecting individual securities and selecting brokers and dealers to execute transactions for these Funds. The Adviser supervises and manages the Alternative Strategies Fund, overseeing administration and making day-to-day investment decisions for this Fund, subject to policies set by the Board of Directors.


1-800-228-2121                          32

The current Investment Advisory Agreement for the All-Cap Growth Fund and Small-Cap Growth Fund became effective on October 1, 2008, following shareholder approval of the Agreements. The current Investment Advisory Agreement for the Alternative Strategies Fund became effective on October 26, 2008, following shareholder approval of the Agreement. Under the current Investment Advisory Agreements, a Fund pays the Adviser an annual management fee equal to the percentage of the Fund's average daily net assets as shown in the table below.

--------------------------------------------------------------------------------
Fund                            Fee, as a percentage of average daily net assets
--------------------------------------------------------------------------------
All-Cap Growth Fund             1.15%
--------------------------------------------------------------------------------
Small-Cap Growth Fund           1.25%
--------------------------------------------------------------------------------
Alternative Strategies Fund     0.50%
--------------------------------------------------------------------------------

For the All-Cap Growth Fund and Small-Cap Growth Fund, the Adviser is responsible for paying Husic's fees.


Under the prior advisory agreements for the All-Cap Growth Fund and Small-Cap Growth Fund, the Adviser was compensated at a basic fee rate of 1.25% of each Fund's average daily net assets, subject to adjustment upward or downward depending on the performance of the Fund. Under this fee structure, from January 1, 2008 through October 1, 2008 (when the new Agreements were implemented), the All-Cap Growth Fund and Small-Cap Growth Fund paid the Adviser a management fee of 1.78% and 2.12% of each Fund's respective average net assets. Prior to October 26, 2008, Alternative Strategies Fund did not pay investment advisory fees, as the Fund's investments primarily in high quality short-term money market funds or instruments were overseen by the Fund's Officers and Board of Directors without compensation.


Shareholders of the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund have approved, subject to SEC relief, a "manager of managers" structure allowing the Adviser and a Fund to (1) engage new or additional subadvisers; (2) enter into and modify existing investment subadvisory agreements; and (3) terminate and replace subadvisers, in each case without obtaining further approval of a Fund's shareholders, provided that (a) the subadviser is not an "affiliated person" of the Adviser or the Funds, other than by reason of serving as a subadviser to a Fund, and (b) the Board has approved the new or amended subadvisory agreement. Although approved by shareholders, before a Fund can implement the "manager of managers" structure, the SEC must provide relief from certain provisions of the Investment Company Act of 1940, either by rule or exemptive order. Any such relief would typically require the satisfaction of a number of conditions. The precise contours of these conditions are not known at this time, but may require, for example, that within 90 days of a change to a Fund's subadvisory agreement, the Fund provide its shareholders


1-800-228-2121                          33
with an information statement containing information about the subadviser and the subadvisory agreement, similar to that which would have been provided in a proxy statement seeking shareholder approval of such an arrangement or change thereto. Other conditions that may be imposed by the SEC include that: (i) any new subadvisory agreement or material change to a subadvisory agreement not directly or indirectly increase the advisory fee paid by a Fund to VWCM, (ii) the subadviser not have certain conflicting relationships with VWCM or the Fund (such as if it were an affiliate of the adviser), not including its advisory relationship with the Fund, (iii) VWCM's advisory agreement require it to supervise and oversee the activities of the subadviser, (iv) if the Fund's name changes to include the name of the subadviser, that the subadviser's name not appear first, and (v) that a majority of the Company's Directors not be interested persons of the Fund (and that those Directors select and nominate other non-interested Directors and, if they have legal counsel, that counsel be an independent legal counsel as defined under applicable SEC rules).


A discussion regarding the basis for the Board of Director's approval of the investment advisory agreements is available in the Funds' semi-annual report to shareholders dated June 30, 2008.

PORTFOLIO MANAGER - ALTERNATIVE STRATEGIES FUND

Jay Jacobs, a member of the Board of Directors and a controlling person of the Adviser, serves as portfolio manager of the Alternative Strategies Fund. Mr. Jacobs was the Founder and Portfolio Manager of Crossover Venture Partners ("CVP"), a private managed hedge fund, from 2003 to 2007. Before starting CVP, Mr. Jacobs was a Founding Partner, Director of Sales, Portfolio Manager, and Director of Asset Management of Thomas Weisel Partners ("TWP") from 1998 to 2003. Prior to joining TWP, Mr. Jacobs was a Founding Partner, Institutional Equity Sales, and Director of Sales for Wessels Arnold and Henderson from 1986 to 1998.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund securities.

INFORMATION ABOUT HUSIC

HUSIC CAPITAL MANAGEMENT

Husic Capital Management, located at One Front Street, 36th Floor, San Francisco, California 94111, provides investment subadvisory services to the All-Cap Growth Fund and Small-Cap Growth Fund, subject to the supervision of the Adviser and the Board. Husic is a California limited partnership formed in 1986 specializing in a growth equity style for many institutional and high-net worth clients. Husic actively manages small-, mid-, large- and all-cap portfolios, as well as market-neutral, classic hedge and concentrated growth portfolios. The Husic investment team is headed by Frank Husic. Husic's general partner is Frank
J. Husic & Company, a California corporation. Mr. Husic is Husic's sole limited partner, and also controls Frank J. Husic & Company.


1-800-228-2121                          34

PORTFOLIO MANAGER - ALL-CAP GROWTH FUND AND SMALL-CAP GROWTH FUND

Frank J. Husic formed Husic in 1986 and has 36 years of industry experience. As Managing Partner and Chief Investment Officer, he oversees all investment activities for the firm. Previously, Mr. Husic was Senior Vice President and Director of Alliance Capital Management. He was also President and Portfolio Manager of the Alliance Technology Fund and the Alliance International Technology Fund. Mr. Husic earned a B.S. in Mathematics from Youngstown State University, a M.S. in Industrial Administration from Carnegie-Mellon University and a M.A. in Economics from the University of Pennsylvania.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund securities.

The following tables contain certain performance information for composites managed by Husic. The composites consist of all discretionary, fee-paying accounts managed by Husic with substantially similar objectives, policies, strategies and risks to those that Husic uses for the All-Cap Growth Fund (the "Classic Growth Strategy") and the Small-Cap Growth Fund (the "Small-Cap Growth Strategy"). Please see the footnotes to the tables below for more information about the selection criteria used for each composite. The annual return data are presented for each calendar year since the inception of the composite (January 1, 1989 for the Classic Growth Strategy and Small-Cap Growth Strategy). Average annual total returns are presented for the one-, three-, and five-year periods ended December 31, 2008 and since inception for each composite.

The performance information is limited and may not reflect performance in all economic cycles. The private accounts in the composite were not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies such as the Funds, including those under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected the performance of the private accounts in the composites.

The composite performance information below is presented: (i) reflecting deduction ("net") of representative management fees, as described in the footnotes to the tables, and (ii) before ("gross" of) advisory fees, custody charges, withholding taxes and other indirect expenses that may be applicable to the Funds, but after commissions and trading expenses. The representative management fees shown below are those of the accounts in the applicable composite and are not the same as the Funds' expenses. It is expected that the Funds' expenses would be higher than the representative fees shown below; if the table below reflected expenses of the Funds, performance would be lower.

THIS PERFORMANCE INFORMATION IS NOT THE HISTORICAL PERFORMANCE OF THE ALL-CAP GROWTH FUND OR THE SMALL-CAP GROWTH FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PAST PERFORMANCE OF HUSIC'S COMPOSITES IS NOT INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUNDS.


1-800-228-2121                          35

HUSIC CLASSIC GROWTH STRATEGY

Annualized Performance:



----------------------------------------------------------------------------------------------------------
                                           1-Year       3-Years      5-Years      10-Years    Inception(1)
----------------------------------------------------------------------------------------------------------
HCM Classic Growth Composite - Net         -63.0         -21.2         -9.2         -4.5          6.1
----------------------------------------------------------------------------------------------------------
HCM Classic Growth Composite - Gross       -62.7         -20.8         -8.7         -4.0          6.7
----------------------------------------------------------------------------------------------------------
Russell 3000(R) Growth Index               -38.4          -9.1         -3.3         -4.0          7.2
----------------------------------------------------------------------------------------------------------


(1) SINCE INCEPTION: 1/1/89

Calendar Year Performance:



----------------------------------------------------------------------------------------------------------------------
                                            2008    2007   2006    2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
HCM Classic Growth Composite - Net         -63.0    22.0    8.2    22.4     3.3    87.5   -36.3   -31.7   -25.3   66.7
----------------------------------------------------------------------------------------------------------------------
HCM Classic Growth Composite - Gross       -62.7    22.7    8.8    23.0     3.9    88.4   -35.9   -31.4   -25.0   67.3
----------------------------------------------------------------------------------------------------------------------
Russell 3000(R) Growth Index               -38.4    11.4    9.5     5.2     6.9    31.0   -28.0   -19.6   -22.4   33.8
----------------------------------------------------------------------------------------------------------------------


Sources: Husic Capital Management (Composite Returns & Calculations), FactsetResearch Systems (Index Returns)

1. BASIS OF PRESENTATION -The presentation of investment performance sets forth the time-weighted rates of return (US$) for the Composite. The Composite was created on January 1, 2000. The returns are presented for the performance periods from January 1, 1989 (inception of Composite) through December 31, 2008 and are outlined in the notes below. Past performance may not be an indication of future results and may differ for future time periods.


2. SELECTION CRITERIA - The Composite includes all tax-exempt portfolios managed on a fully discretionary basis according to an investment strategy which seeks to exceed the investment results of the Russell 3000(R) Growth Index. This strategy seeks to build a diversified portfolio of equity securities that will control risk to a level consistent with generating superior, long-term investment returns. The minimum account size required to be included in the Composite is $5 million. As of December 31, 2008, the Composite contains five or fewer accounts and total Composite assets are $114.3 million, which represent 55.3% of Husic's total assets under management. Eligible new portfolios are added to the Composite at the end of the first month that the account is managed.


3. CALCULATION METHODOLOGY - Husic consistently values all accounts on a trade date basis and, at a minimum, monthly. Securities are valued at fair market value. Where market quotations are readily available, securities are valued thereon (using closing quotations when available), provided such quotations adequately reflect, in the judgment of Husic, the fair value of securities. Composite performance results include the reinvestment of dividends and interest. For the historical time period from January 1, 1989 to December 31, 2001, Composite returns were calculated using a beginning market value-weighted composite return methodology which computes returns monthly by weighting each


1-800-228-2121                          36
account's monthly return by its beginning market value as a percent of the total Composite beginning market value. Beginning January 1, 2002, Composite returns were calculated using an aggregate return method which combines all of the assets and cash flows of the Composite member accounts as if the composite were one portfolio. Annual returns are calculated by geometrically linking the monthly returns. Annualized returns are the geometric average of the corresponding time period's cumulative return. Returns are presented both i) gross of investment advisory (management) fees, and ii) net of investment advisory fees as described below. All Composite returns are time-weighted rates of return which are net of commissions and transaction costs and gross of custodial fees.

4. DESCRIPTION OF BENCHMARK - The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The benchmark is provided for comparative purposes only. Index returns assume reinvestment of dividends and do not have fees deducted. It is not possible to invest directly in an index.

5. MANAGEMENT FEES - Management fees are based on the level of assets managed. For accounts included in this Composite, the annual fees generally varied from 0.5% of assets to 2.0% of assets.

HUSIC SMALL-CAP GROWTH STRATEGY

Annualized Performance:



-------------------------------------------------------------------------------------------------------------
                                              1-Year       3-Years      5-Years      10-Years    Inception(1)
-------------------------------------------------------------------------------------------------------------
HCM Small-Cap Growth Composite - Net          -54.8         -13.9         -4.8          1.1          8.5
-------------------------------------------------------------------------------------------------------------
HCM Small-Cap Growth Composite - Gross        -54.4         -13.1         -4.1          1.9          9.3
-------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index                  -38.5          -9.3         -2.4         -0.8          5.2
-------------------------------------------------------------------------------------------------------------


(1) SINCE INCEPTION: 1/1/89

Calendar Year Performance:



----------------------------------------------------------------------------------------------------------------------
                                            2008    2007   2006    2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
HCM Small Cap Growth Composite - Net       -54.8    14.9   23.2    18.2     3.3    85.7   -38.9   -19.4   -20.2   96.9
----------------------------------------------------------------------------------------------------------------------
HCM Small Cap Growth Composite - Gross     -54.4    15.9   24.2    19.2     4.0    87.1   -38.6   -18.8   -19.6   98.3
----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Growth Index               -38.5     7.1   13.4     4.2    14.3    48.5   -30.3    -9.2   -22.4   43.1
----------------------------------------------------------------------------------------------------------------------


Sources: Husic Capital Management (Composite Returns & Calculations), FactsetResearch Systems (Index Returns)


1-800-228-2121                          37

1. BASIS OF PRESENTATION -The presentation of investment performance sets forth the time-weighted rates of return (US$) for the Composite. The Composite was created on January 1, 2000. The returns are presented for the performance periods from January 1, 1989 (inception of Composite) through December 31, 2008 and are outlined in the notes below. Past performance may not be an indication of future results and may differ for future time periods.


2. SELECTION CRITERIA - The Composite includes all tax-exempt portfolios managed on a fully discretionary basis according to an investment strategy which seeks to exceed the investment results of the Russell 2000(R) Growth Index. This strategy seeks to build a diversified portfolio of equity securities that will control risk to a level consistent with generating superior, long-term investment returns. There is no minimum account size required to be included in the Composite. Prior to April 1, 2008, the minimum account size was $5 million. As of December 31, 2008, the Composite contains five or fewer accounts and total Composite assets are $12.0 million, which represent 5.8% of Husic's total assets under management. Eligible new portfolios are added to the Composite at the end of the first month that the account is managed.


3. CALCULATION METHODOLOGY - Husic consistently values all accounts on a trade date basis and, at a minimum, monthly. Securities are valued at fair market value. Where market quotations are readily available, securities are valued thereon (using closing quotations when available), provided such quotations adequately reflect, in the judgment of Husic, the fair value of securities. Composite performance results include the reinvestment of dividends and interest. For the historical time period from January 1, 1989 to December 31, 2001, Composite returns were calculated using a beginning market value-weighted composite return methodology which computes returns monthly by weighting each account's monthly return by its beginning market value as a percent of the total Composite beginning market value. Beginning January 1, 2002, Composite returns were calculated using an aggregate return method which combines all of the assets and cash flows of the Composite member accounts as if the composite were one portfolio. Annual returns are calculated by geometrically linking the monthly returns. Annualized returns are the geometric average of the corresponding time period's cumulative return. Returns are presented both i) gross of investment advisory (management) fees, and ii) net of investment advisory fees as described below. All Composite returns are time-weighted rates of return which are net of commissions and transaction costs and gross of custodial fees.

4. DESCRIPTION OF BENCHMARK - The Russell 2000 Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000 Growth Index, which measures the performance of the broad growth segment of the U.S. equity universe. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The benchmark is provided for comparative purposes only. Index returns assume reinvestment of dividends and do not have fees deducted. It is not possible to invest directly in an index.

5. MANAGEMENT FEES - Management fees are based on the level of assets managed. For accounts included in this Composite, the annual fees generally varied from 0.5% of assets to 2.0% of assets.

OTHER SERVICE PROVIDERS

Fund Accountant and Transfer Agent: Mutual Shareholder Services, LLC ("MSS") will provide fund accounting and certain administration services to the Funds. MSS will also serve as the Funds' Transfer Agent and provide transfer agency services to the Funds.


1-800-228-2121                          38

Custodian: Huntington National Bank will provide custody services to the Funds.


Independent Registered Public Accounting Firm: Tait, Weller & Baker LLP is the Funds' independent registered public accounting firm.

Principal Underwriter: Rafferty Capital Markets, LLC will provide distribution services to the Funds.


1-800-228-2121                          39

EMBARCADERO FUNDS: YOUR INVESTMENT

Here is what you need to know about opening and maintaining your account with Embarcadero Funds.

HOW SHARES ARE PRICED

When you buy or sell (redeem) Fund shares, the Funds will price your transaction at the next net asset value ("NAV") calculated after the Funds receive your request in good order. You pay no front-end sales charge or commission (except for a $20 fee for redemptions made by wire and an $8 annual maintenance fee per IRA account). There is, however, a redemption fee payable to the Fund if you sell your shares within 90 days of purchase. See "Redemption Fee" on page 44.

The Funds calculate NAV, the price of one share of a Fund, at the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange ("NYSE") is open. The NYSE is closed on weekends and national holidays.

If the transfer agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the transfer agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV. See "Other Purchase, Redemption and Exchange Policies" on page 45 for a definition of "good order."

Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund's NAV may change on days when you will not be able to purchase or redeem the Fund's shares.

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy setting forth procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value, the security's fair value will be determined. In the case of private equity securities, fair value determinations will be made by the independent directors; in all other cases, the Board of Directors has delegated responsibility for


1-800-228-2121                          40
making fair value determinations to the Adviser in accordance with the Funds' fair value pricing policy. The Board may, in the future, delegate fair value determinations regarding private equity securities to the Adviser. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

ESTABLISHING AN ACCOUNT

All the Embarcadero Funds are no-load. Unless the redemption fee applies, you pay no sales charge to buy, sell or exchange shares, but the Funds do charge a 12b-1 fee of up to 0.25%. See "12b-1 Fees" on page 47. (There is a $20 fee for redemptions made by wire and an $8 annual maintenance fee per IRA account).

Each of the Embarcadero Funds has the following initial investment minimums:

MINIMUM INVESTMENT                         INITIAL                  ADDITIONAL
------------------                         -------                  ----------
Regular Accounts                           $5,000                   $50
IRAs                                       $2,000                   $50
Gift to Minors                             $2,000                   $50
Automatic Investment Plan                  $2,000                   $50

The Funds may waive the minimum investment amount for qualified retirement plans. Investors must pay for purchases in U.S. dollars, by checks drawn on U.S. banks. The Funds will not accept cash, money orders, third-party checks, credit cards, credit card checks, travelers checks, starter checks or checks drawn on banks outside the United States.

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described in the Prospectus. Financial advisers, supermarkets, brokerage firms and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.

ACCOUNT SERVICING FEE. The Funds impose a quarterly account servicing fee of $6 to investors whose investment in a Fund, for any reason, falls below $2,500 for regular accounts and $1,000 for IRAs, UGMA and UTMA accounts. For investors in the Automatic Investment Plan ("AIP"), the quarterly account servicing fee may apply to all AIP accounts that cease contributions before reaching the applicable account minimum. The quarterly account servicing fee will not apply to investors who have a combined balance of at least $15,000 in all Embarcadero Funds registered under the same tax identification number.


1-800-228-2121                          41

If the quarterly account servicing fee is charged, the Funds will determine the amount of your investment four times per year, generally the last Friday in March, June, September and December. If your account is less than the applicable minimum, and your combined balance is less than $15,000 in all Embarcadero Funds registered under the same tax identification number, shares in your account will automatically be redeemed to pay the fee. The quarterly servicing fee is intended to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long-term. The Funds may, in limited circumstances and in their sole discretion, waive the imposition of the quarterly servicing fee.

ACCEPTING ORDERS. You must properly complete the New Account Application to establish telephone and exchange privileges. The Funds may return incomplete applications or checks. The Funds may also reject applications if your identity cannot be verified. See "Customer Identification Program" on page 49.

Each Fund may reject any purchase order or refuse a telephone transaction if the Fund believes it is advisable to do so. The Funds may reject applications that do not have a U.S. address and a Social Security Number or a W-8BEN. The Funds reserve the right to reject an account if you are investing for another person as attorney-in-fact, or an account with "Power of Attorney" or "POA" in the New Account Application registration section.

CERTIFICATES. The Funds do not issue stock certificates. You will receive a statement confirming your purchase.

OPENING AN ACCOUNT

      o You must complete a New Account Application. This may be requested by calling Shareholder Services at 1-800-228-2121, or found online at WWW.EMBARCADEROMUTUALFUNDS.COM
      o If you are opening an IRA, please complete a Traditional or Roth IRA Account Application.

BY MAIL OR OVERNIGHT OR EXPRESS MAIL

      o Mail the completed Application with a check payable in U.S. dollars to EMBARCADERO FUNDS to:

            Embarcadero Funds, Inc.
            c/o Mutual Shareholder Services LLC
            8000 Town Centre Drive, Suite 400
            Broadview Heights, OH 44147

      o     For overnight or express mail, use the same address above.


1-800-228-2121                          42

      o The Funds do not accept cash, money orders, third-party checks, credit cards, credit card checks, travelers checks, starter checks or checks drawn on banks outside the United States.

BY WIRE

      o     Call 1-800-228-2121 for instructions prior to wiring the Funds.

BY TELEPHONE

      o     Telephone transactions may not be used for initial purchases.

AUTOMATIC INVESTMENT PLAN

      o Complete the AIP section on your New Account Application, and open your account with at least $2,000.

      o Each month, quarter or year, the amount you specify ($50 or more) is automatically withdrawn from your bank account to buy Fund shares. You can choose to have withdrawals on either the 5th or the 20th calendar day of any month. You will receive QUARTERLY statements showing these purchases. If you do not select a day of the month for the AIP withdrawal, funds will be drafted on the 20th calendar day of the month.

      o Shares may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase Fund shares.

      o The Funds do not charge a service fee for the AIP, but if there is not enough money in your bank account to cover the withdrawal, you will be charged $20, your purchase will be cancelled, and you will be responsible for any resulting loss to the Funds.

      o A 100% REDEMPTION/TRANSFER OF ALL FUNDS FROM YOUR ACCOUNT WILL AUTOMATICALLY DISCONTINUE THE AIP. If you wish to terminate your AIP, you may send the Funds a written request at least 10 business days before your next AIP withdrawal date or call Shareholder Services at 1-800-228-2121.

BUYING SHARES

      o Once your account is established, you can view your account online at WWW.EMBARCADEROMUTUALFUNDS.COM. You will not be able to purchase shares online, but can purchase shares:

BY MAIL OR OVERNIGHT OR EXPRESS MAIL

      o Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, address, account number, and the Fund name on your check.


1-800-228-2121                          43

      o Use the addresses provided on page 38 under "Opening an Account - By Mail."

BY WIRE

      o Please call 1-800-228-2121 prior to sending a wire, and you will be provided wire instructions. When sending a wire, please be sure to include your account number and the name of the Fund(s) to be purchased.

      o Wired funds are considered received in good order on the day they reach the Funds' bank account by the Funds' purchase cut-off time (4:00 p.m. Eastern time) and all required information is provided in the wire instructions. If a wire is incomplete, it may be returned. The wire instructions will determine the terms of the purchase transaction.

BY TELEPHONE

      o You must select this service on your account application before making your first telephone transaction. If you have done so, you may call 1-800-228-2121 to purchase shares in an existing account. Your purchase will be effective at the net asset value next computed after your instruction is received in proper form by the transfer agent.

For more information on telephone and wire transactions, please see "Other Purchase, Redemption and Exchange Policies" on page 45.

BY ELECTRONIC FUNDS TRANSFER

      o The Funds require 15 calendar days to verify your bank information before initiating this privilege. If your account is already open and you would like to establish electronic funds transfer privileges, call 1-800-228-2121.

      o Request the electronic transfer by phone or in writing, in amounts from $50 to $50,000 per day.

      o The Funds withdraw money from the bank account you designated when establishing the privilege and invest it at the following business day's net asset value calculated after they receive your transfer request in "good order."

AUTOMATIC INVESTMENT PLAN

      o If your account is already open and you would like to add the AIP, please visit www.embarcaderomutualfunds.com and complete the Shareholder Service Form, call 1-800-228-2121 for the form or send a Letter of Instruction. Please send to Embarcadero Funds or call Shareholder Services at 1-800-228-2121 for assistance. AIP investment minimums apply. Adding the AIP to your existing account requires a Medallion Signature Guarantee or a voided check, described on page 46.


1-800-228-2121                          44

      o The Funds require 15 calendar days to verify your bank information before initiating the AIP.

OTHER PURCHASE POLICIES

RIGHT TO REFUSE ANY PURCHASE ORDER. The Funds reserve the right to refuse any purchase order at their discretion. This includes exchanges from other mutual funds. The Funds specifically may refuse (i) purchase orders or exchanges from shareholders that would result in that shareholder's beneficial ownership in a particular Fund exceeding 5% of the Fund's assets, and (ii) any additional purchases or exchanges made by investors who purchased shares between April 11, 2008 and the date that new advisory agreements or subadvisory agreements took effect or will take effect. For more information about these limitations and whether you may be prevented from purchasing additional shares of a Fund, please contact 1-800-228-2121.

RETURNED CHECKS/INSUFFICIENT FUNDS. The Funds will charge a $20 service fee against your account for any check or electronic transfer returned unpaid. YOUR PURCHASE WILL BE CANCELLED, AND YOU WILL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUNDS.

REDEMPTION REQUESTS SHORTLY AFTER PURCHASE. Redemption payments may be delayed up to 15 calendar days to make sure there are sufficient funds to cover the check or electronic transfer you used to make the purchase.

PURCHASES THROUGH THIRD PARTIES.

If you buy shares from a broker-dealer, financial institution, including a fund supermarket, or other provider, their policies and fees may differ from those described here, and your intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. In addition, the Adviser may, in the future, make payments from its own resources to certain financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder service activities. These payments, if made, could include account establishment fees, annual per account fees or an annual asset-based charge based on the average daily net asset value of shares of a Fund serviced by the intermediary.

The Funds may accept requests to buy additional shares into a broker-dealer street name account only from the broker-dealer.


1-800-228-2121                          45

The Funds may authorize service providers and their designees to accept purchase orders on the Funds' behalf. The Funds consider such orders received when the service provider accepts them, and price them at the next net asset value calculated after receipt by the service provider.

The Funds may allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Funds price these telephone orders at the next net asset value calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring the Funds receive payment within the agreed-upon time period. Otherwise, the provider could be liable for resulting fees or losses.

SELLING SHARES

You may sell, or redeem, your Fund shares. The price you receive will be the next net asset value calculated after the Funds receive your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page 45 for a definition of "good order." Note that when you sell shares, you may realize a capital gain or loss for Federal income tax purposes.

There is no charge to redeem shares except if you:

      o redeem your shares within 90 days of purchase (see "Redemption Fee" below)
      o     redeem by wire ($20)
      o redeem in full from a retirement account ($8 to cover tax reporting as detailed in your IRA Disclosure Statement & Custodial Account Agreement)

The Funds may withhold taxes on IRA redemptions to meet Federal law requirements.

The Funds reserve the right to redeem in kind--that is, in securities whose market value equals the redemption amount. If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

You may sell or redeem your shares:

BY MAIL

Send the Funds your unconditional written request with:
      o     the name(s) and signature(s) of all account owners
      o     your account number
      o     the name of the Fund
      o     the dollar or share amount to be redeemed
      o     where to send the proceeds

If you are redeeming from an IRA, please complete an IRA Distribution Form available at www.embarcaderomutualfunds.com or by calling Shareholder Services at 1-800-228-2121. The form will document the reason for your distribution, the payment method you prefer as well as your withholding election.


1-800-228-2121                          46

      o Sign the request exactly as the account is registered. YOU WILL NEED A MEDALLION SIGNATURE GUARANTEE IF:
            o     the amount to be redeemed is more than $50,000
            o     the request is made within 15 days of an address change
            o you are sending in banking instructions along with your redemption request

See "Medallion Signature Guarantees," under "Other Purchase, Redemption and Exchange Policies" on page 46.

      o Include any documentation required for corporate, partnership or fiduciary accounts. Call 1-800-228-2121 for details.

      o     Send your request by mail, overnight courier or express mail to:

            Embarcadero Funds, Inc.
            c/o Mutual Shareholder Services, LLC
            8000 Town Centre Drive, Suite 400
            Broadview Heights, OH 44147

BY TELEPHONE

      o If you did not waive or decline this privilege on your New Account Application, you may redeem Fund shares by calling 1-800-228-2121. You may only redeem a maximum of $50,000 per day by telephone or by financial intermediary. You must request redemptions exceeding $50,000 in writing with all signatures guaranteed.
      o The Funds will mail proceeds to your address of record, or send by wire or electronic funds transfer to the bank account listed in your records. The Funds will deduct a $20 wire redemption fee from your proceeds.
      o The Funds reserve the right to refuse a telephone redemption request if they consider it advisable to do so.

The Funds do not allow redemptions online. The Funds do not accept redemption requests via fax or e-mail.

OTHER REDEMPTION POLICIES

PAYMENT. When you redeem shares, you will receive payment as follows:

      o Mailed payments will be sent within 7 days of receiving redemption instructions in "good order."
      o Wire payments for redemptions requested by phone will usually be made on the next business day.

The Funds may delay payment for up to 15 calendar days after receiving a redemption request, to allow checks or electronic transfer proceeds used to purchase Fund shares to clear. The Funds may also suspend redemptions if the NYSE closes or for other emergencies.


1-800-228-2121                          47

If the dollar amount you request to be redeemed is greater than your current account value (as determined by the NAV on the redemption date), the Funds will redeem your entire account balance.

The Funds will only send payments for redemptions to the shareholder of record on an account.

When you redeem a partial balance from the Money Market Fund (see "Exchanging Shares" on page 44 for details on the Money Market Fund), your proceeds will exclude accrued and unpaid income through the redemption date. If you redeem your entire balance from the Money Market Fund, it will pay separately the accrued income at the end of the month.

REDEEMING SHARES THROUGH THIRD PARTIES. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.

The Funds may authorize service providers and their designees to accept redemption requests on the Funds' behalf. The Funds consider these requests received when the provider accepts them, and price them at the next net asset value calculated.

TELEPHONE REDEMPTIONS. The Funds will not accept telephone redemption requests for payment by check for 15 days following an address change. For 15 days following an address change you must make redemption requests in writing, with all signatures medallion guaranteed.

During times of unusual market activity, you may find it difficult to redeem shares by telephone or wire. If you are unable to contact the Funds by telephone, you can mail or send, by overnight delivery, your redemption request.

SMALL ACCOUNTS. The Funds may close your account and send you the proceeds if the value of your account falls below $500, whether by redemptions or changes in market value.

Low balance minimums do not apply to purchases made through certain programs, such as third party brokerage accounts, wrap programs or institutional retirement accounts (i.e., 401(k) Plans and 403(B) Accounts), in which the institution, and not the individual investor, is the shareholder of record.

SYSTEMATIC WITHDRAWAL PLAN. If your account balance is $10,000 or more, you can request regular distributions of at least $50 monthly, quarterly or annually on the 5th and/or the 20th calendar day of any month. Note that withdrawals may result in a gain or loss for federal income tax purposes.


1-800-228-2121                          48

If your account is already open and you would like to add a Systematic Withdrawal Plan, you can visit www.embarcaderomutualfunds.com and complete the Shareholder Services Form. Please return the completed form to the Embarcadero Funds or call Shareholder Services at 1-800-228-2121 for assistance. You can stop your Plan anytime without charge or penalty. The Funds may change or eliminate the Plan at any time with 60 days' notice. Adding this Plan to your account may require a Medallion Signature Guarantee, described on page 46.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent short-term trading of shares may be detrimental to the long-term performance of the Funds because it may disrupt portfolio management strategy and because it may increase a Fund's expenses. The Board of Directors has adopted the following policies and procedures to discourage market timing. In addition, the Funds impose a redemption fee on shares redeemed within 90 days of purchase (see "Redemption Fee" on page 44). The Funds receive reports from their service providers through which they monitor purchases, exchanges and redemptions of shares, which may have a "market-timer" strategy. You may be considered a market timer if you appear to follow a market-timing pattern (e.g., frequent purchases and sales of Fund shares). Therefore, the Funds may suspend or terminate, without notice, the exchange privilege of any investor who uses it excessively or the purchase privileges of any investor who purchases or redeems excessively. "Excessively" is defined as 5 (five) or more complete exchanges (or purchases and redemptions)--into and out of--one Fund within a twelve-month period, though the Fund reserves the right to impose restrictions if there are less frequent transactions. Some investors purchase Fund shares through a financial intermediary that establishes an omnibus account in a Fund for its customers and submits a net order to purchase or redeem shares after combining its customer orders. These intermediaries have agreed to provide trading information about their customers to a Fund upon request, and to restrict or block purchases of any shareholder requested by a Fund. From time to time, the Funds may put in place other procedures or practices to detect and/or discourage market timing by shareholders. However, you should be aware that the Funds' procedures, while designed to discourage disruptive trading practices, may not entirely eliminate the possibility that such activity may take place, especially through financial intermediaries. The Funds will take reasonable steps to seek cooperation from any intermediary through which the Funds believe excessive short-term trading activity is taking place.

REDEMPTION FEE

Each Fund imposes a 2.00% redemption fee, payable directly to the Fund, on the total redemption proceeds from shares redeemed less than 90 days after purchase. This fee is designed to benefit shareholders by preventing short-term trading in Fund shares, which could be disruptive to a Fund's investment program. The redemption fee also applies to exchanges to other Funds. In applying the redemption fee, the Fund will first redeem the shares you have held the longest.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to a Fund. A Fund may grant exemptions from the redemption fee in cases of death, disability or other hardship. Please contact the Funds at 1-800-228-2121 to request an exemption from the redemption fee. The Funds reserve the right to modify or eliminate the redemption fee at any time.


1-800-228-2121                          49

EXCHANGING SHARES

You can exchange shares of one Embarcadero Fund for those of any other Embarcadero Fund available for investment. You can also exchange your Embarcadero Funds shares for those of the Northern U.S. Government Money Market Fund (the "Money Market Fund"). The minimum to establish such an account is $1,000; for additions, it is $50. Call 1-800-228-2121 for the Money Market Fund Prospectus and read it carefully before investing. Note that an exchange is an ordinary sale and purchase for Federal income tax purposes; you may realize a capital gain or loss.

HOW IT WORKS

You can request an exchange online at www.embarcaderomutualfunds.com, in writing or by phone (if you have not declined this privilege). Shares from your existing account are redeemed at the next net asset value calculated after the Funds receive your instructions in "good order." The proceeds are used to buy shares in the Money Market Fund or another Embarcadero Fund (also priced at the next net asset value calculated after the Funds receive your instructions in "good order").

If you are opening a new account with an exchange, the transaction must meet account minimums. If you are adding to an account, the exchange must be $500 or more. New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

When you exchange from a Fund into the Money Market Fund or make an additional purchase, dividends begin to accrue on the Money Market shares purchased the day after the exchange or the additional purchase. When you exchange a partial or entire balance out of the Money Market Fund, your proceeds exclude accrued and unpaid dividends through the exchange date. When you are exchanging your entire Money Market Fund balance, the Money Market Fund will not exchange accrued and unpaid dividends at the time of exchange. The Money Market Fund will distribute a check to the shareholder of record at the end of the month.

TELEPHONE EXCHANGES

Follow the instructions under "Selling Shares - By Telephone."

AUTOMATIC EXCHANGE PLAN

You may make automatic monthly exchanges from one Embarcadero Fund to another or from the Money Market Fund to an Embarcadero Fund. The minimum transaction is $50. You may exchange only once a month either on the 5th or 20th calendar day of each month. Keep in mind that an exchange is an ordinary sale and purchase for Federal income tax purposes; you may realize a capital gain or loss.


1-800-228-2121                          50

If your account is already open and you would like to add an Automatic Exchange Plan, you can visit www.embarcaderomutualfunds.com and complete the Shareholder Services Form. Please return the completed form to the Embarcadero Funds or call Shareholder Services at 1-800-228-2121 for assistance. Your account must meet minimum account requirements before you establish this plan. You can stop your plan at any time without charge or penalty. The Fund may change or eliminate the Plan at any time with 60 days' notice.

OTHER PURCHASE, REDEMPTION AND EXCHANGE POLICIES

GOOD ORDER

The Funds must receive your request to buy, sell or exchange shares in good order. The request must include:

      o     The Fund's name and your account number
      o     The dollar amount or number of shares you want to buy or sell
      o     Signatures of all owners, exactly as registered on the account
      o     Signature guarantees for the following:
            o     if the amount to be redeemed is more than $50,000
            o     if the request is made within 15 days of an address change
      o Any documentation required for redemptions by corporations, estates, trusts and other organizations

TELEPHONE AND WIRE TRANSACTIONS

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone purchase transactions. Unless you waive telephone privileges on your New Account Application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures medallion guaranteed. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

The Funds and their transfer agent will take reasonable measures to prevent unauthorized telephone transactions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Funds nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Funds' transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent will be liable for any losses which may occur because of delay in implementing a transaction. THE FUNDS RESERVE THE RIGHT TO REFUSE A TELEPHONE TRANSACTION.


1-800-228-2121                          51

The Funds also reserve the right to revoke the transaction privileges, or redeem the account, of any shareholder at any time if he or she has used abusive language or misused the phone privileges when making transactions or inquiries on their account.

If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you. The account number and Fund name must be included in the wiring instructions as set forth above. The transfer agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Share purchased by wire will be purchased at the net asset value next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions. If the transfer agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the transfer agent no later than 4:00 p.m. Eastern time, then the shares purchased will be priced at the net asset value next determined on that business day. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effected at the net asset value next calculated after receipt of the wire.

MEDALLION SIGNATURE GUARANTEES

A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution, which is participating in a medallion program recognized by the Securities Transfer Association. Call your financial institution to see if they have the ability to guarantee a signature.

ADDING BANKING INFORMATION TO YOUR EXISTING ACCOUNT

You may add banking information to your existing Embarcadero Funds account by:

      o Visiting www.embarcaderomutualfunds.com and completing the Shareholder Services Form. Please return the completed form to the Embarcadero Funds or call Shareholder Services at 1-800-228-2121 for assistance.
      o Providing the Embarcadero Funds with a letter of instruction, complete with a blank, voided check with bank account and routing number information.
      o Providing the Embarcadero Funds with a Medallion Signature Guaranteed letter of instruction containing the following information: name of bank, address of bank, bank routing number, name(s) on the bank account and your account number.
      o Please note that adding banking information to an established account requires a Medallion Signature Guarantee, described on this page.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

The Funds intend to pay dividends from net investment income, if any, and to distribute net realized capital gains and net gains from foreign currency transactions, if any, at least annually. Each Fund will reinvest these dividends and other distributions in additional Fund shares unless you request otherwise in writing to the Fund.


1-800-228-2121                          52

Whether you receive dividends and other distributions in cash or reinvest them, they are generally subject to federal income tax. Dividends a Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that a Fund's dividends attributable to its "qualified dividend income" (I.E., dividends it receives on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions) and designated by the Fund as such generally are subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain through December 31, 2010 -- a maximum of 15%. A portion of a Fund's dividends also may be eligible for the dividends-received deduction allowed to corporations under certain circumstances. Distributions to you of a Fund's net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, at the 15% rate (through December 31, 2010), regardless of how long you have held your Fund shares.

In January of each year the Funds will give you an annual statement about the tax treatment of dividends and other distributions you received or reinvested during the previous year. Because everyone's tax situation is unique, and state and local law may also affect you, the Funds strongly suggest you consult your tax adviser.

Each Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from a Fund's dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.

12B-1 FEES

The Funds' plan under Rule 12b-1 allows each Fund to use up to 0.25% of its average daily net assets to pay sales distribution and other fees for the sale of its shares and for services provided to its investors. Because these fees are paid out of a Fund's assets year after year, over time they will increase the cost of your investment and may exceed other types of sales charges.

SHAREHOLDER SERVICES

Once your account is established, you can access your account online at www.embarcaderomutualfunds.com. To register for online account access, please go to www.embarcaderomutualfunds.com and click on Account Access and then Enroll for Online Account Services. This secure, 24/7 access to your Embarcadero Funds account allows you to:


1-800-228-2121                          53

      o     view all accounts and current balances
      o     get detailed transaction history of your account(s)
      o     look at your distribution history
      o     check current and historical fund prices (i.e., Net Asset Value)
      o     see current fund performance
      o     sign up for electronic delivery of important fund reports
      o     view current and historical account statements

TELEPHONE INFORMATION

During regular business hours (9:00 a.m. - 5:00 p.m. Eastern Time, Monday through Friday), you may choose to speak with a Shareholder Services Representative by calling 1-800-228-2121.

STATEMENTS AND REPORTS
As a shareholder you will receive:

      o CONFIRMATION STATEMENTS. You will receive a confirmation statement after each transaction that affects your account balance or registration. AIP participants receive confirmations of all automatic transactions.
      o ACCOUNT STATEMENTS. All shareholders receive quarterly account statements. You can order additional copies of statements for the current and preceding years at no charge. Call 1-800-228-2121.

If you need to contact the Funds about your account, you can write to us at:

EMBARCADERO FUNDS, INC.
C/O MUTUAL SHAREHOLDER SERVICES, LLC
8000 TOWN CENTRE DRIVE, SUITE 400
BROADVIEW HEIGHTS, OH 44147

      o FINANCIAL REPORTS. Shareholders receive financial reports twice a year. Annual reports include audited financial statements. To reduce expenses and duplicative mail, we will send only one copy of each report (i.e., prospectus, proxy statement, annual and semi-annual report) to each household address (i.e., householding). If you do not wish to participate in householding, or wish to discontinue householding at any time, please call Shareholder Services at 1-800-228-2121. We will resume separate mailings for your account within 30 days of your request.

RETIREMENT PLANS


The Funds offer several retirement accounts and employer plans: IRA, Roth IRA, SEP-IRA, and SIMPLE IRA accounts. In addition, the Funds can be used as investment options for other types of retirement plans. There is an $8 annual maintenance fee per IRA account, payable in December. A shareholder may pay that fee in advance. Please contact 1-800-228-2121 for more information on the maintenance fee. The IRA annual maintenance fee may be paid by the participant in addition to the maximum annual contribution to his or her IRA. If the fee is not included, the custodian will deduct the fee from your account at year-end or at the time the account is closed. For more information call 1-800-228-2121.



1-800-228-2121                          54

CUSTOMER IDENTIFICATION PROGRAM

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy statement located inside the cover of this prospectus.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each Fund's financial performance for the past five years. Some of the information reflects results for one Fund share. "Total return" is the rate your investment would have earned (or lost), assuming you reinvested all dividends and distributions. The information for the year ended December 31, 2008, 2007 and 2006 was audited by Tait, Weller & Baker LLP. The information for periods prior to 2006 was audited by the Funds' prior independent registered public accounting firm. The Funds' 2008 financial statements are included in the Annual Report, which is available upon request.


1-800-228-2121                          55

For a Fund Share Outstanding Throughout the Period Ending


                                                                          ALL-CAP GROWTH FUND
                                                                              DECEMBER 31
                                                     2008           2007         2006         2005         2004
Net Asset Value, Beginning of Period               $   8.77       $   9.64     $   9.07     $  10.36     $  12.29

INCOME (LOSS) FROM
    INVESTMENT OPERATIONS:
Net investment loss                                   (0.47)(2)      (0.61)       (0.39)       (0.36)       (0.27)
Net realized and unrealized gains
(losses) on investments                               (4.49)         (0.26)        0.96        (0.93)       (1.66)
                                                   --------       --------     --------     --------     --------
Total from investment operations                      (4.96)         (0.87)        0.57        (1.29)       (1.93)
                                                   --------       --------     --------     --------     --------
Net Asset Value, End of Period                     $   3.81       $   8.77     $   9.64     $   9.07     $  10.36
                                                   ========       ========     ========     ========     ========
Total Return                                         (56.56)%        (9.03)%       6.29%      (12.37)%     (15.79)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                   $  2,764       $  7,758     $ 12,112     $ 15,784     $ 28,286
Ratio of expenses to average net assets:
     Net of waivers and reimbursements and
        expenses paid indirectly by brokers(1)         7.92%          5.38%        3.81%        3.32%        2.16%
     Net of waivers and reimbursements and
        before fees and expenses paid indirectly
        by brokers(1)                                  8.68%          5.90%        4.95%        4.46%        3.05%
     Before  waivers and reimbursements and
        expenses paid indirectly by brokers(3)         9.37%          6.78%        5.31%        4.46%        3.05%
Ratio of net investment loss to
average net assets:
     Net of waivers and reimbursements and
        expenses paid indirectly by brokers(1)        (7.60)%        (5.33)%      (3.30)%      (3.12)%      (2.09)%
     Before waivers and reimbursements and
        expenses paid indirectly by brokers           (9.04)%        (6.73)%      (4.81)%      (4.26)%      (2.98)%
Portfolio turnover rate                                 683%           249%         817%         440%         225%

(1) For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.




1-800-228-2121                          56

 For a Fund Share Outstanding Throughout the Period Ending


                                                                         SMALL-CAP GROWTH FUND
                                                                              DECEMBER 31
                                                      2008           2007         2006         2005         2004
Net Asset Value, Beginning of Period                $   4.24       $   4.60     $   4.15     $   5.35     $   6.36

INCOME (LOSS) FROM
     INVESTMENT OPERATIONS:
Net investment loss                                    (0.23)(2)      (0.25)       (0.18)       (0.18)       (0.12)
Net realized and unrealized gains
(losses) on investments                                (2.18)         (0.11)        0.63        (1.02)       (0.89)
                                                    --------       --------     --------     --------     --------
Total from investment operations                       (2.41)         (0.36)        0.45        (1.20)       (1.01)
                                                    --------       --------     --------     --------     --------
Net Asset Value, End of Period                      $   1.83       $   4.24     $   4.60     $   4.15     $   5.35
                                                    ========       ========     ========     ========     ========
Total Return                                          (56.84)%        (7.83)%      10.84%      (22.29)%     (16.04)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                    $ 10,016       $ 22,211     $ 35,450     $ 40,038     $ 85,100
Ratio of expenses to average net assets:
     Net of waivers and reimbursements and
        expenses paid indirectly by brokers(1)          8.27%          4.76%        3.70%        3.53%        2.06%
     Net of waivers and reimbursements and before
        fees and expenses paid indirectly by
        brokers(1)                                      8.89%          5.03%        4.44%        4.21%        2.84%
     Before waivers and reimbursements and
        expenses paid indirectly by brokers             9.80%          5.88%        4.81%        4.21%        2.84%
Ratio of net investment loss to
average net assets:
     Net of waivers and reimbursements and
        expenses paid indirectly by brokers(1)         (7.86)%        (4.70)%      (3.46)%      (3.28)%      (1.96)%
     Before waivers and reimbursements and
        expenses paid indirectly by brokers            (9.39)%        (5.82)%      (4.57)%      (3.96)%      (2.74)%
Portfolio turnover rate                                  560%           245%         778%         468%         223%

(1) For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.



1-800-228-2121                          57

For a Fund Share Outstanding Throughout the Period Ending


                                                               ALTERNATIVE STRATEGIES FUND
                                                                       DECEMBER 31
                                               2008           2007         2006         2005         2004
Net Asset Value, Beginning of Period         $   2.69       $   2.97     $   2.88     $   3.19     $   3.26

INCOME (LOSS) FROM
     INVESTMENT OPERATIONS:
Net investment loss                             (0.08)(2)      (0.40)       (0.31)       (0.23)       (0.20)
Net realized and unrealized gains
(losses) on investments                          0.03           0.12         0.40        (0.08)        0.13
                                             --------       --------     --------     --------     --------
Total from investment operations                (0.05)         (0.28)        0.09        (0.31)       (0.07)
                                             --------       --------     --------     --------     --------
Net Asset Value, End of Period               $   2.64       $   2.69     $   2.97     $   2.88     $   3.19
                                             ========       ========     ========     ========     ========
Total Return                                    (1.86)%        (9.43)%       3.13%       (9.43)%      (2.45)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)             $    652       $    802     $  1,125     $  1,838     $  2,973
Ratio of expenses to average net assets:
     Net of waivers and reimbursements(1)        4.25%         17.02%       12.41%        8.76%        5.76%
     Before waivers and reimbursements          17.18%         17.02%       12.41%        8.76%        5.76%
Ratio of net investment loss to
average net assets:
     Net of waivers and reimbursements (1)      (2.89)%       (12.59)%      (8.11)%      (6.34)%      (5.13)%
     Before waivers and reimbursements         (15.82)%       (12.59)%      (8.11)%      (6.34)%      (5.13)%
Portfolio turnover rate                             0%             0%           0%           0%           0%

(1) For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.



1-800-228-2121                          58

For a Fund Share Outstanding Throughout the Period Ending


                                                                   POST-VENTURE FUND
                                                                       DECEMBER 31
                                               2008           2007         2006         2005         2004
Net Asset Value, Beginning of Period         $   2.78       $   2.72     $   2.54     $   2.89     $   2.96

INCOME (LOSS) FROM
     INVESTMENT OPERATIONS:
Net investment loss                             (0.08)(2)      (0.24)       (0.18)       (0.20)       (0.19)
Net realized and unrealized gains
(losses) on investments                          0.02           0.30         0.36        (0.15)        0.12
                                             --------       --------     --------     --------     --------
Total from investment operations                (0.06)          0.06         0.18        (0.35)       (0.07)
                                             --------       --------     --------     --------     --------
Net Asset Value, End of Period               $   2.72       $   2.78     $   2.72     $   2.54     $   2.89
                                             ========       ========     ========     ========     ========
Total Return                                    (2.16)%         2.21%        7.09%      (12.11)%      (2.37)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)             $  1,411       $  1,687     $  2,131     $  2,757     $  4,517
Ratio of expenses to average net assets:
     Net of waivers and reimbursements(1)        4.21%         12.47%       10.44%        8.70%        5.65%
     Before waivers and reimbursements          12.28%         12.47%       10.44%        8.70%        5.65%
Ratio of net investment loss to
average net assets:
     Net of waivers and reimbursements (1)      (2.84)%        (8.09)%      (6.12)%      (6.33)%      (5.06)%
     Before waivers and reimbursements         (10.90)%        (8.09)%      (6.12)%      (6.33)%      (5.06)%
Portfolio turnover rate                             0%             0%           0%           0%           0%

(1) For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.



1-800-228-2121                          59

For a Fund Share Outstanding Throughout the Period Ending


                                                                     TECHNOLOGY FUND
                                                                       DECEMBER 31
                                               2008           2007         2006         2005         2004
Net Asset Value, Beginning of Period         $   4.46       $   4.64     $   4.45     $   4.93     $   5.07

INCOME (LOSS) FROM
     INVESTMENT OPERATIONS:
Net investment loss                             (0.13)(2)      (0.45)       (0.34)       (0.36)       (0.35)
Net realized and unrealized gains
(losses) on investments                          0.04           0.27         0.53        (0.12)        0.21
                                             --------       --------     --------     --------     --------
Total from investment operations                (0.09)         (0.18)        0.19        (0.48)       (0.14)
                                             --------       --------     --------     --------     --------
Net Asset Value, End of Period               $   4.37       $   4.46     $   4.64     $   4.45     $   4.93
                                             ========       ========     ========     ========     ========
Total Return                                    (2.02)%        (3.88)%       4.27%       (9.74)%      (2.76)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)             $  1,205       $  1,498     $  1,959     $  2,585     $  4,099
Ratio of expenses to average net assets:
     Net of waivers and reimbursements(1)        4.24%         13.28%       10.86%        9.03%        5.93%
     Before waivers and reimbursements          13.11%         13.28%       10.86%        9.03%        5.93%
Ratio of net investment loss to
average net assets:
     Net of waivers and reimbursements (1)      (2.86)%        (8.89)%      (6.54)%      (6.64)%      (5.34)%
     Before waivers and reimbursements         (11.73)%        (8.89)%      (6.54)%      (6.64)%      (5.34)%
Portfolio turnover rate                             0%             0%           0%           0%           0%

(1) For the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.
(2) Calculated based on the average number of shares outstanding during the period.

EMBARCADERO FUNDS: LEARN MORE

WHERE TO GET MORE INFORMATION ABOUT THE FUNDS

Visit the Embarcadero Funds online 24 hours a day, 7 days a week at WWW.EMBARCADEROMUTUALFUNDS.COM. This is where you will find the latest news and information on the Embarcadero Funds. Some of the website features include:

      o     Fund fact sheets
      o     Quarterly newsletter
      o     Performance information
      o     Daily Net Asset Values
      o     Detailed fund statistics
      o     Fund literature and forms

To find out more about Embarcadero Funds, the Statement of Additional Information and annual and semi-annual reports are available free of charge. You can request these documents by telephone, by mail or at WWW.EMBARCADEROMUTUALFUNDS.COM.

ANNUAL/SEMI-ANNUAL REPORT

These reports discuss Fund holdings. The Annual Report tells how market conditions, economic trends and Fund investment strategies affected Fund performance during the previous fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI gives more information about various aspects of the Funds. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into the Prospectus, which means it is legally part of this Prospectus. To obtain this and other information or to inquire about the Funds:

BY TELEPHONE

Call 1-800-228-2121

BY MAIL OR OVERNIGHT OR EXPRESS MAIL

Write to:

Embarcadero Funds, Inc.
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

BY INTERNET
WWW.EMBARCADEROMUTUALFUNDS.COM

You can review and copy information about the Embarcadero Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-551-8090 for information on the operations of the Public Reference Room. Reports and other information about the Embarcadero Funds are also available on the EDGAR Database at the SEC's Internet site at WWW.SEC.GOV and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009 or by electronic request to publicinfo@sec.gov.

SEC FILE NUMBER: 811-9116


1-800-228-2121                          61

                             EMBARCADERO FUNDS, INC.
                       (FORMERLY VAN WAGONER FUNDS, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION

                                     FOR THE

--------------------------------------------------------------------------------
    ALL-CAP GROWTH FUND (EMALX)           ALTERNATIVE STRATEGIES FUND (EMASX)
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND (EMSMX)                POST-VENTURE FUND (VWPVX)
--------------------------------------------------------------------------------
                             TECHNOLOGY FUND (VWTKX)
--------------------------------------------------------------------------------


      This Statement of Additional Information dated April 27, 2009 is meant to be read in conjunction with the Prospectus dated April 27, 2009, for the All-Cap Growth Fund, Small-Cap Growth Fund, Alternative Strategies Fund, Post-Venture Fund and Technology Fund (collectively referred to as the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of these Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained by calling 1-800-228-2121 or by writing Embarcadero Funds, Inc., at: c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

      The following financial statements are incorporated by reference to the Annual Report, dated December 31, 2008, of Embarcadero Funds, Inc. (File No. 811-9116) as filed with the Securities and Exchange Commission on, March 4, 2009.


            1.    Schedules of Investments as of December 31, 2008
            2.    Statements of Assets and Liabilities as of December 31, 2008
            3.    Statements of Operations for the Year Ended December 31, 2008
            4. Statements of Changes in Net Assets for the Years Ended December 31, 2007 and 2008
            5.    Financial Highlights
            6.    Notes to Financial Statements
            7.    Report of Independent Registered Public Accounting Firm

      Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-228-2121.

                                TABLE OF CONTENTS

                                                                            Page

IMPORTANT NEWS FOR SHAREHOLDERS................................................4
GENERAL INFORMATION AND FUND HISTORY...........................................4
INVESTMENT STRATEGIES..........................................................4
   Equity Securities...........................................................5
   Money Market Instruments....................................................6
   Repurchase Agreements.......................................................7
   United States Government Securities.........................................7
   Restricted or Illiquid Securities...........................................8
   OTC Transactions............................................................9
   Initial Public Offerings....................................................9
   Options.....................................................................9
   Short Sales................................................................13
   Investment Companies.......................................................14
   Warrants...................................................................15
   Convertible Securities and "Junk Bonds"....................................15
   Depositary Receipts........................................................18
   Foreign Securities.........................................................19
   Emerging Markets Securities................................................19
   Futures Contracts and Options on Futures Contracts.........................20
   Real Estate Investment Trusts..............................................22
   Limited Partnerships.......................................................22
   Special Strategies and Risks Applicable to the Underlying
     Funds in Which the Alternative Strategies Fund May Invest................22
   Lending of Portfolio Securities............................................25
   Calculation of Portfolio Turnover Rate.....................................26
INVESTMENT RESTRICTIONS.......................................................26
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................29
ADDITIONAL COMPANY INFORMATION................................................29
   Directors and Officers.....................................................29
   Board Committees...........................................................34
   Direct Ownership of Equity Securities......................................34
   Compensation...............................................................35
   Code of Ethics.............................................................35
   Proxy Voting Policies and Procedures.......................................36

   Control Persons and Principal Holders of Securities........................36
INVESTMENT ADVISORY AND OTHER SERVICES........................................39
   Investment Adviser.........................................................39
   Subadviser.................................................................41
   Portfolio Manager - Alternative Strategies Fund............................42
   Portfolio Manager - All-Cap Growth Fund and Small-Cap Growth Fund..........42
   Fund Accountant............................................................43
   Transfer Agent.............................................................44
   Custodian..................................................................44
   Legal Counsel..............................................................44

   Independent Registered Public Accounting Firm..............................45
   Principal Underwriter......................................................45
Distribution of Shares........................................................45
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................46
   Husic's Brokerage Policies.................................................48
TAXES.........................................................................50
CAPITAL STRUCTURE.............................................................52
SHAREHOLDER MEETINGS..........................................................53
RETIREMENT PLANS..............................................................54
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES; DETERMINATION
  OF NET ASSET VALUE..........................................................54
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES.............................56
OTHER INFORMATION.............................................................56
APPENDIX A....................................................................58


----------

      No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

IMPORTANT NEWS FOR SHAREHOLDERS


All of the Funds are currently entitled to receive certain potentially significant payments as compensation for damages to the Funds caused by other parties. On February 4, 2009, the Securities and Exchange Commission approved a Distribution Plan related to the settled administrative and cease-and-desist proceeding against another party (not the Funds) for violations of federal securities laws in connection with late trading and disruptive market timing practices in the trading of mutual funds. All of the Funds are entitled to receive compensation. The amount of the compensation is unknown at this time, but the payments are estimated to be received within 90 days of the approval date. Depending on the total net assets of a Fund, and the amount of the proceeds, it could result in a material change in the net asset value of that Fund (e.g., greater than one percent change).


GENERAL INFORMATION AND FUND HISTORY

      Embarcadero Funds, Inc. (formerly Van Wagoner Funds, Inc.) constitute a single corporation (the "Company") that was organized as a Maryland corporation on October 18, 1995 and renamed on October 15, 2008. The All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund commenced operations after the close of business on December 31, 1995. The Post-Venture Fund commenced operations after the close of business on December 31, 1996 and the Technology Fund commenced operations after the close of business on December 31, 1997. The Post-Venture Fund, Technology Fund and Alternative Strategies Fund were in the process of liquidation and did not accept purchase orders from March 1, 2003 to April 11, 2008. On September 26, 2008, the Growth Opportunities Fund, formerly a series of the Company, was reorganized into the Small-Cap Growth Fund.


      Proposed advisory arrangements and other matters for the Post-Venture Fund and Technology Fund did not receive sufficient votes to pass at fall 2008 shareholder meetings. Accordingly, the Board of Directors has considered other actions to take for these Funds, and has submitted proposals for shareholders to consider new advisory arrangements for these Funds at special shareholder meetings to be held in 2009. More information about these proposals is available in proxy materials mailed in connection with the special meetings. Until new advisory arrangements for these Funds are approved, the Officers and Board of Directors will continue to oversee their investment programs, and they will continue to invest primarily in high quality short-term money market funds or instruments.


INVESTMENT STRATEGIES

      The Company is an open-end, management investment company presently offering five investment portfolios or Funds designed to offer investors an equity-oriented investment opportunity. The Alternative Strategies Fund, Post-Venture Fund and Technology Fund are classified as "diversified" funds; the All-Cap Growth Fund and Small-Cap Growth Fund are classified as
"non-diversified" funds.

      The All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund are managed by Van Wagoner Capital Management, Inc. Husic Capital Management serves as subadviser for the All-Cap Growth Fund and Small-Cap Growth Fund. The Post-Venture Fund and Technology Fund are managed by the Company's Officers and Board of Directors without compensation. The Funds' shares are distributed by Rafferty Capital Markets, LLC.

      The Funds' Prospectus describes their principal investment strategies and risks. This section expands upon that discussion and also discusses non-principal investment strategies and risks. Please note that the Alternative Strategies Fund implements its investment program by investing primarily in shares of other investment companies (commonly known as a "fund of funds"). Accordingly, the non-principal investment strategies and risks described below would directly apply to the funds in which the Alternative Strategies Fund invests and thus indirectly to the Alternative Strategies Fund as an investor in those funds. Special investment strategies applicable only to the underlying funds in which the Alternative Strategies Fund would invest are also discussed below. Also, notwithstanding the below non-principal investment strategies and risks, as discussed in the Prospectus, the Post-Venture Fund and Technology Fund invest primarily in high quality short-term money market funds and instruments and will continue to do so until new advisory arrangements are approved by shareholders of these Funds.

      In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services in certain markets, which may, in turn, lower the prices of these economic staples. It may also cause U.S. and foreign issuers to have more difficulty obtaining financing, which may, in turn, result in a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Funds.

      EQUITY SECURITIES. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN EQUITY SECURITIES UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. Each Fund will invest in equity securities consistent with the Fund's investment objective and strategies. An equity security, or stock, represents a share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent proportionate shares of ownership of a corporation outside of any bankruptcy or liquidation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

      To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's shares.

      MONEY MARKET INSTRUMENTS. Each Fund may invest in a variety of money market instruments for temporary defensive purposes, pending investment, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions. The Post-Venture Fund and Technology Fund invest primarily in high quality short-term money market funds or instruments.

      Each of the Funds may invest in commercial paper and other cash equivalents rated A-1 or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's, commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, and (in the case of the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund) unrated debt securities which are deemed by the Adviser or the subadviser, as applicable, to be of comparable quality. Each of the Funds may also invest in United States Treasury Bills and Notes, Certificates of Deposit of domestic branches of U.S. banks and corporate bonds with remaining maturities of 13 months or less. For debt obligations other than commercial paper, these securities are limited to those rated at least Aa by Moody's or AA by S&P, or (in the case of the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund) unrated but deemed by the Adviser or the subadviser, as applicable, to be of comparable quality. Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

      Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

      Each Fund's investment in money market instruments for the foregoing reasons may also include securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders. See "Investment Companies" below.

      REPURCHASE AGREEMENTS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN REPURCHASE AGREEMENTS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that a Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Adviser or the subadviser, as applicable, monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. Repurchase agreements will be acquired in accordance with procedures established by the Company's Board of Directors, which are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

      UNITED STATES GOVERNMENT SECURITIES. Each Fund may invest in Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      In addition, a Fund may invest in securities or obligations of U.S. government agencies or instrumentalities. U.S. government agencies or instrumentalities that issue or guarantee securities include the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

      Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the U.S. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. A Fund will invest in securities of such an instrumentality only when the Adviser or the subadviser, as applicable, is satisfied that the credit risk with respect to any instrumentality is acceptable.

      It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

      RESTRICTED OR ILLIQUID SECURITIES. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN RESTRICTED OR ILLIQUID SECURITIES UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Directors or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. The Funds will not invest in private placements without the prior approval of the Board of Directors. Certain securities exempt from registration or issued in transactions exempt from registration ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act") that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid. Although the Board of Directors currently has responsibility for the determination of the liquidity of a security, the Board may, in the future, delegate such responsibility to the Adviser. Although no definite quality criteria are used, the Board of Directors considers such factors as (i) the nature of the market for a security (including the institutional private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC"), including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Funds' limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Funds may experience delays and additional cost when trying to sell illiquid securities.

      Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith pursuant to the Funds' fair value pricing policy.

      If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

      OTC TRANSACTIONS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN OVER THE COUNTER TRANSACTIONS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. It is possible that the Funds may engage in transactions involving securities traded on "over the counter" ("OTC") markets. In general, there is less governmental regulation and supervision in the OTC markets than of transactions entered into on an organized exchange. In addition, many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearinghouse, will not be available in connection with OTC transactions. This exposes the Funds to the risks that a counterparty will not settle a transaction because of a credit or liquidity problem or because of disputes over the terms of the contract. Therefore, to the extent that the Funds engage in trading on OTC markets, the Funds could be exposed to greater risk of loss through default than if it confined its trading to regulated exchanges.

      INITIAL PUBLIC OFFERINGS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN INITIAL PUBLIC OFFERINGS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. A Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs has added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

      OPTIONS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN OPTIONS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS.

      General. Each Fund may purchase and write (i.e. sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

      A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

      Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

      A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, or liquidate the assets used to cover its obligation as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

      If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by a Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by a Fund is exercised, the Fund's basis in the underlying instrument will be reduced by the net premium received when the option was written.

      Federal Tax Treatment of Options. Certain option transactions have special tax results for the Funds. Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

      If a Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

      In the case of transactions involving "nonequity options," as defined in and subject to the rules of Code Section 1256, the Funds will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" subject to the rules of Code Section 1256 includes options involving stock indexes such as the Standard & Poor's 500 and 100 indexes.

      Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      Successful use by the Funds of options on stock indexes will be subject to the ability of the Adviser or the subadviser, as applicable, to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities. Further, if the secondary market for a contract is not liquid, a Fund may be required to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options could also be impaired.

      Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount. Under current SEC guidelines, the Funds will maintain assets with its Custodian to cover transactions in which the Funds write or sell options.

      Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover option obligations could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      SHORT SALES. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO ENGAGE IN SHORT SALES UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. Each Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

      A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The Fund will realize a gain if the price of the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. In order to borrow the security, a Fund may be required to pay compensation to the lender for securities that are difficult to borrow due to demand or other factors.

      There is no guarantee that a Fund will be able to close out a short position at any particular time or at a particular price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

      The Funds may each make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

      Cover for Short Sales. Whenever a Fund engages in short sales, it maintains cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The assets so maintained are marked to market daily.

      INVESTMENT COMPANIES. Except as noted below, each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, either: (a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Funds. In reliance on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Funds' investments in shares of money market funds are not subject to these limitations.

      In addition, the Alternative Strategies Fund relies on Section 12(d)(1)(F) of the Investment Company Act and the rules thereunder to invest in shares of other investment companies, and must structure its investments in other investment company shares to comply with this provision, which currently limits the amount of the investment of the Company's assets in any investment company to 3% of total assets of any such issuer. As a result of this restriction, the Alternative Strategies Fund, as it grows, may have to select other investments, which may be less desirable than previously acquired investment company securities. Shares held by the Company in excess of 1% of an issuing investment company's outstanding securities will be considered illiquid and, together with other illiquid securities, may not exceed 15% of a Fund's assets. (The underlying investment company may be allowed to delay redemption of its shares held by an investment company, such as the Company, in excess of 1% of its total assets for 30 days.)

      Consequently, if the Alternative Strategies Fund were more heavily invested in a small investment company, it might not be able to readily dispose of such investment company shares. The Alternative Strategies Fund might be forced to redeem its shares in-kind to redeeming shareholders by delivering shares of investment companies that are held by the Fund. The Company will generally limit the portion of its assets which will be invested in any underlying fund to minimize or eliminate the effects of this restriction. Holdings of affiliated persons are included in the 3% limitation on investments in any other investment company. Further, the holdings are factored into the computation of the 1% of an underlying fund's securities for purposes of the illiquidity restriction and the possible delay in redemption of the underlying investment company securities is also included as described above. When affiliated persons hold shares of any of the underlying funds, the Company's ability to invest is restricted. In that case, a Fund could be forced to select other investments, and perhaps less preferable investments. This restriction applies to the Company as a whole, not each Fund separately.

      The Funds may also invest in exchange-traded funds ("ETFs"), including actively-managed ETFs. Index-based ETFs are traded like individual stocks on an exchange, but they represent baskets of securities that seek to track the performance of certain indexes. The indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, countries and regions. Actively-managed ETFs generally follow quantitative security selection methodologies, but security selection may not correspond to any particular index, and the ETF's net asset value may differ from that of any index. A Fund may invest in ETFs for short-term cash management or as part of its overall investment strategy.

      Like equity investments, investments in securities issued by other investment companies (including ETFs) may go up or down in value. The traded price of an ETF may not track its net asset value. They also may not perform in correlation with the Fund's principal strategies. If a Fund invests in securities issued by other investment companies (including ETFs), shareholders will bear their proportionate share of the Fund's expenses, and also similar expenses of the underlying investment company or ETF, and the Fund's returns could therefore be lower than if it had invested directly in the underlying securities.

      WARRANTS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN WARRANTS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time. A Fund will make such investments only if the underlying equity securities are deemed appropriate by the Adviser or the subadviser, as applicable, for inclusion in a Fund's portfolio. The purchase of warrants involves the risk that a Fund could lose the purchase price of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges or a major foreign exchange. Warrants attached to other securities acquired by a Fund are not subject to this restriction.

      CONVERTIBLE SECURITIES AND "JUNK BONDS". NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN CONVERTIBLE SECURITIES UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. Each Fund may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the Fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price.

      In selecting convertible securities for the Funds, the Adviser or the subadviser, as applicable, will consider among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

      The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

      Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

      Typically, the convertible debt securities in which the Funds will invest will be of a quality less than investment grade (so-called "junk bonds"). The Funds will, however, limit their investment in non-investment grade convertible debt securities to no more than 5% of the respective net assets at the time of purchase and will not acquire convertible debt securities rated below B by Moody's or S&P, or unrated securities deemed by the Adviser or the subadviser, as applicable, to be of comparable quality. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

      Effect on Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

      As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

      Payment Expectations. Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

      Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's or the subadviser's, as applicable, credit analysis than would be the case with investments in investment grade debt securities. The Adviser or the subadviser, as applicable, employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser or the subadviser, as applicable, continually monitors each Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

      Liquidity and Valuation. A Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales.

      During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly-traded market.

      In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

      DEPOSITARY RECEIPTS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN DEPOSITARY RECEIPTS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. The Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts evidencing similar arrangements. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets; GDRs are designed for use in multiple global markets. The Funds may invest in unsponsored ADRs, which differ from sponsored ADRs in that the establishment of unsponsored ADRs are not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

      FOREIGN SECURITIES. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN FOREIGN SECURITIES UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. Each Fund may invest without limitation in securities of foreign issuers which are publicly traded in the United States, either directly or through sponsored and unsponsored ADRs. Investments in foreign securities involve special risks and costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. The value of the foreign investments held by the Funds may be significantly affected by changes in currency exchange rates.

      Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. The Funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. Federal income tax law, such taxes may reduce the net return to shareholders. Additional costs could be incurred in connection with the Funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

      The securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Foreign securities markets also have different clearance and settlement procedures. Delays in clearance and settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned. The inability of the Funds to make intended security purchases due to clearance and settlement problems could cause the Funds to miss attractive investment opportunities.

      Because of these and other factors, securities of foreign companies acquired by the Funds may increase the chances that the Funds will lose money and be subject to greater fluctuation than securities of domestic companies. The risks described above may be heightened in connection with investments in developing countries.

      EMERGING MARKETS SECURITIES. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN EMERGING MARKETS SECURITIES UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. A Fund's investments in emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund's emerging markets securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment, and may have significantly less liquidity than developed markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because a Fund will invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; government expropriation or nationalization of assets; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.

      The growth of many emerging markets' economies is to a significant degree export driven. Accordingly, emerging countries are often affected by changes in the economies of the U.S. and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies. In the event that growth in the export sector declines, the burden of future growth will increasingly be placed on domestic demand.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. The Funds may hedge against movements in interest rates, securities prices or currency exchange rates. The Funds may occasionally purchase and sell various kinds of futures contracts and options on futures contracts. The Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The Company has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, shareholders may not have the investor protections reflected in the Commodity Exchange Act of 1974, as amended.

      The Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or which the Funds expect to purchase. When used, a Fund's futures transactions generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Funds against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

      Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While a Fund's futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

      By using futures contracts to hedge their positions, the Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Funds can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Funds, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Funds can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Funds can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency the Fund has acquired or expects to acquire.

      As part of its hedging strategy, the Funds also may enter into other types of financial futures contracts if, in the opinion of the Adviser or the subadviser, as applicable, there is a sufficient degree of correlation between price trends for the Funds' portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser or the subadviser, as applicable, will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is unsuccessful, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

      The acquisition of put and call options on futures contracts gives the Funds the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Funds the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

      The Funds may terminate their position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

      Certain Risks Regarding Futures. Futures prices can be volatile, and trading in these markets involves certain risks. If the Adviser or the subadviser, as applicable, applies a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures strategies may lower a Fund's return. A Fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Adviser or the subadviser, as applicable, considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Adviser or the subadviser, as applicable, would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.

      A Fund could suffer losses if the prices of its futures positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A Fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

      Loss from investing in futures transactions by the Funds is potentially unlimited.

      The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

      REAL ESTATE INVESTMENT TRUSTS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN REAL ESTATE INVESTMENT TRUSTS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. The Funds may invest in real estate investment trusts, or "REITs," or securities of foreign issuers with a similar structure to REITs. Unlike corporations, REITs do not have to pay federal income tax if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

      LIMITED PARTNERSHIPS. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO INVEST IN LIMITED PARTNERSHIPS UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. The Funds can invest in limited partnership interests. Limited partnership interests may be less liquid than other forms of equity securities in which a Fund invests and may not be as widely traded, which may make it difficult for the Fund to sell such interests at the time or price desired.

      SPECIAL STRATEGIES AND RISKS APPLICABLE TO THE UNDERLYING FUNDS IN WHICH THE ALTERNATIVE STRATEGIES FUND MAY INVEST. AS NOTED ABOVE, THE ALTERNATIVE STRATEGIES FUND IMPLEMENTS ITS INVESTMENT PROGRAM BY INVESTING PRIMARILY IN SHARES OF OTHER INVESTMENT COMPANIES (COMMONLY KNOWN AS A "FUND OF FUNDS"). ACCORDINGLY, THE INVESTMENT STRATEGIES AND RISKS DESCRIBED ELSEWHERE IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION WOULD DIRECTLY APPLY TO THE FUNDS IN WHICH THE ALTERNATIVE STRATEGIES FUND INVESTS AND THUS INDIRECTLY TO THE ALTERNATIVE STRATEGIES FUND AS AN INVESTOR IN THOSE FUNDS. SPECIAL INVESTMENT STRATEGIES APPLICABLE ONLY TO THE UNDERLYING FUNDS IN WHICH THE ALTERNATIVE STRATEGIES FUND WOULD INVEST ARE ALSO DISCUSSED BELOW.

      CREDIT DERIVATIVES: An underlying fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying reference obligation in exchange for the underlying reference obligation. If a fund is a buyer and no event of default occurs, the fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the fund, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, a fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by a fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the fund. Credit default swaps involve different risks than if a fund invests in the underlying reference obligation directly. Further, credit default swaps expose a fund, as a buyer, to counterparty risk as the seller of a credit default swap, if an event of default occurs, may be unable or unwilling to fulfill its obligation to pay the notional value of the underlying reference security.

      BORROWING: An underlying fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The Investment Company Act requires a fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

      A fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions. This type of borrowing is generally referred to as economic leverage.

      The use of borrowing by a fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the fund's agreement with their lender, the asset value per share of the fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that a fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a fund compared with what it would have been without leverage.

      EQUITY SWAP AGREEMENTS: An underlying fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the fund than if the fund had invested directly in such securities.

      Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on, or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index.

      Forms of swap agreements include:

            (1) equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap";

            (2) equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or "floor"; and

            (3) equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

      Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

      The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.

      Whether a fund's use of swap agreements will be successful in furthering its investment objective will depend on its investment manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a fund by the Internal Revenue Code may limit the fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

      LENDING OF PORTFOLIO SECURITIES. NOTWITHSTANDING THE BELOW, THE POST-VENTURE FUND AND TECHNOLOGY FUND DO NOT INTEND TO LEND THEIR PORTFOLIO SECURITIES UNTIL NEW ADVISORY ARRANGEMENTS ARE APPROVED BY SHAREHOLDERS OF THESE FUNDS. The Funds may lend their portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Adviser. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Funds or the borrower at any time. Upon such termination, the Funds are entitled to obtain the return of the securities loaned within three business days.

      For the duration of the loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, the Funds will not have the right to vote securities while they are being loaned, but will generally call a loan in anticipation of any important vote, as determined by the Adviser.

      Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially. Further, cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

      CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Funds, under normal circumstances, may engage in short-term trading to try to achieve their investment objective and they are likely to have an annual portfolio turnover rate over 100%. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. The current portfolio turnover rates for the Funds are set forth in the Prospectus.

INVESTMENT RESTRICTIONS

      Consistent with each Fund's investment objective, each Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment limitations except with respect to a Fund's restrictions on borrowings as set forth in restriction 5 below.

      A Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

      The following are the Funds' fundamental investment restrictions.

      Each Fund may not:

      1. Issue senior securities, except as permitted under the Investment Company Act; provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.

      2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

      3. Act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.

      4. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

      5. Borrow money, except that a Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the Fund's total assets by reason of a decline in net asset value will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate.

      6. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

      In addition, each of the Alternative Strategies Fund, Post-Venture Fund and Technology Fund may not:

      1. With respect to seventy-five percent (75%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than ten percent (10%) of the outstanding voting securities of any one issuer.

      2. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.


      As noted above, the Post-Venture Fund and Technology Fund will hold shareholder meetings in 2009 to consider new advisory arrangements for these Funds. At these meetings, shareholders of these Funds will consider changes to the two fundamental investment restrictions noted above. Further information about these proposals is available in proxy materials circulated in connection with the shareholder meetings. No changes to the fundamental investment restrictions described above would be implemented unless approved by the requisite vote of shareholders.


      The following investment restrictions are not fundamental, and may be changed without shareholder approval.

      Each Fund may not:

      1. Purchase securities of other investment companies except to the extent permitted by the Investment Company Act and the rules and regulations thereunder.

      2. Make investments for the purpose of exercising control or management of any company except that a Fund may vote portfolio securities in the Fund's discretion.

      3. Acquire illiquid securities if, as a result of such investments, more than fifteen percent (15%) of a Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which a Fund has valued the securities. The Funds will not invest in private placements without the prior approval of the Board of Directors.

      4. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or the subadviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

      5. Purchase any interest in any oil, gas or any other mineral exploration or development program, including any oil, gas or mineral leases.

      In determining industry classification, the Adviser intends to use the industry or industry sub-group classifications published by Bloomberg L.P.

      A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund's total assets.

      The All-Cap Growth Fund and the Small-Cap Growth Fund may not:

      1. Purchase warrants, valued at the lower of cost or market, in excess of 5% of a Fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions.

      2. Borrow money except for temporary bank borrowings (not in excess of five percent (5%) of the value of its total assets) for emergency or extraordinary purposes, or engage in reverse repurchase agreements, or pledge any of its assets except to secure borrowings and only to an extent not greater than ten percent (10%) of the value of the Fund's net assets; provided, however, a Fund may engage in transactions involving options. Each Fund will not purchase any security while borrowings represent more than 5% of its total assets are outstanding.

DISCLOSURE OF PORTFOLIO HOLDINGS

      The Funds maintain written policies and procedures regarding the disclosure of their portfolio holdings to ensure that any such disclosure is in the best interests of the Funds' shareholders. The Funds' Chief Compliance Officer will report annually to the Board of Directors with respect to the Funds' portfolio holdings disclosure policies.

      The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds' portfolios on a daily basis. For example, the Funds' administrator and fund accountant is responsible for maintaining the accounting records of the Funds, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit that requires the Funds' independent auditor to review each Fund's portfolio. In addition to the fund accountant, the Funds' custodian also maintains an up-to-date list of each Fund's holdings. The Funds also make their portfolios available to their transfer agent for the transfer agent's use in responding to shareholder inquiries. This information is made available on a quarterly basis after such information is at least 30 days old. Each of these parties is contractually and/or ethically prohibited from sharing the Funds' portfolios or trading on such information unless specifically authorized by the Company.

      The Funds may provide their entire portfolios to the following rating and ranking organizations:

            o     Morningstar, Inc.
            o     Lipper, Inc.
            o     Standard & Poor's Ratings Group
            o     Bloomberg L.P.
            o     Thomson Financial Research

      The Funds' management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information. The Funds will provide these organizations with portfolio information on a quarterly basis after such information is at least 30 days old. Since the information provided is at least 30 days old, it is not provided on the condition that it be kept confidential or that these organizations not trade on the information.

      The Funds publish their top five positions at the end of each quarter on their website (www.embarcaderomutualfunds.com). This information is updated approximately 15 business days following the end of each quarter. It is available to anyone that visits the website.

ADDITIONAL COMPANY INFORMATION

      DIRECTORS AND OFFICERS. As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The Board currently consists of four Directors who are not "interested persons" of the Company or the Funds as that term is defined in the Investment Company Act (the "Independent Directors") and one Director who is an "interested person" and thus not an Independent Director. Information regarding the Board of Directors and the officers of the Funds (as of the date of this Statement of Additional Information), including their principal business occupations during at least the last five years, is set forth below.

INDEPENDENT DIRECTORS

                                                                                                   Number of
                                                                                                 Portfolios in
                                                                              Principal             Complex             Other
                           Position(s) Held      Term of Office and     Occupation(s) During      Overseen by    Directorships Held
 Name, Address and Age         with Fund        Length of Time Served       Past 5 Years            Director         by Director
-----------------------------------------------------------------------------------------------------------------------------------
Greg Linn                      Director          Indefinite, until      Proprietor, Ambullneo           5                None
3 Embarcadero Center                             successor elected      Vineyards, a producer
Suite 1120                                                              of fine wines, since
San Francisco, CA 94111                          Served as a Director   2001.
Age: 52                                          since January 2007
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                                                 Portfolios in
                                                                              Principal             Complex             Other
                           Position(s) Held      Term of Office and     Occupation(s) During      Overseen by    Directorships Held
 Name, Address and Age         with Fund        Length of Time Served       Past 5 Years            Director         by Director
-----------------------------------------------------------------------------------------------------------------------------------
Edward C. Peterson             Director          Indefinite, until      Vice President,                 5                None
3 Embarcadero Center                             successor elected      Peterson and Collins,
Suite 1120                                                              Inc., a commercial,
San Francisco, CA 94111                          Served as a Director   industrial and
Age: 54                                          since January 2007     single-family housing
                                                                        construction company,
                                                                        since 1977.
-----------------------------------------------------------------------------------------------------------------------------------
Brian Dombkowski               Director          Indefinite, until      Co-Chief Investment             5                None
3 Embarcadero Center                             successor elected      Officer, Pacific
Suite 1120                                                              Asset Partners, since
San Francisco, CA 94111                          Served as a Director   2006; Senior
Age: 37                                          since September 2008   Portfolio Manager and
                                                                        Chief Investment
                                                                        Officer (starting in
                                                                        2001) for Midcap
                                                                        product class, RCM
                                                                        Capital Management,
                                                                        1995 to 2005.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                                                 Portfolios in
                                                                              Principal             Complex             Other
                           Position(s) Held      Term of Office and     Occupation(s) During      Overseen by    Directorships Held
 Name, Address and Age         with Fund        Length of Time Served       Past 5 Years            Director         by Director
-----------------------------------------------------------------------------------------------------------------------------------
Mary Avella                    Director          Indefinite, until      Director, WTAS LLC,             5                None
3 Embarcadero Center                             successor elected      since 2008; Chief
Suite 1120                                                              Financial Officer,
San Francisco, CA 94111                          Served as a Director   Tano Capital, LLC,
Age: 44                                          since September 2008   2006 to 2008; West
                                                                        Coast Head of BISYS
                                                                        Alternative
                                                                        Investment Services,
                                                                        2005 to 2006; Vice
                                                                        President and Global
                                                                        Head of Tax and Fund
                                                                        Structuring, HSBC
                                                                        Global Fund Services
                                                                        division, 2003 to
                                                                        2004; Chief Financial
                                                                        Officer, Thomas
                                                                        Weisel Asset
                                                                        Management, 2002 to
                                                                        2003.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                                                 Portfolios in
                                                                              Principal             Complex             Other
                           Position(s) Held      Term of Office and     Occupation(s) During      Overseen by    Directorships Held
 Name, Address and Age         with Fund        Length of Time Served       Past 5 Years            Director         by Director
-----------------------------------------------------------------------------------------------------------------------------------
Jay Jacobs                     Chairman,         Indefinite, until      Portfolio Manager,              5                None
3 Embarcadero Center           President,        successor elected      Van Wagoner Capital
Suite 1120                     Treasurer and                            Management, Inc.,
San Francisco, CA 94111        Interested        Served as a Director   since 2008; Founder
Age: 50                        Director*         since January 2008     and Portfolio
                                                                        Manager, Crossover
                                                                        Venture Partners
                                                                        (hedge fund), 2003 to
                                                                        2007; Founding
                                                                        Partner, Director of
                                                                        Sales, Portfolio
                                                                        Manager, and Director
                                                                        of Asset Management,
                                                                        Thomas Weisel
                                                                        Partners, 1998 to
                                                                        2003.
-----------------------------------------------------------------------------------------------------------------------------------

* Mr. Jacobs is considered an "interested director" due to his controlling interest in the Adviser.

OFFICERS

Name, Address and Age            Position(s)      Term of Office and     Principal Occupation(s)
                                 Held with Fund   Length of Time Served  During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Shelly Vezzali                   Assistant        Indefinite, until      Assistant Secretary and Marketing Director of
Three Embarcadero Center,        Secretary        successor elected      the Funds since 2008; Director of Marketing and
Suite 1120                                                               Client Services, Crossover Venture Partners
San Francisco, CA 94111                           Served as Assistant    (long/short equity fund), from 2004 to 2007;
Age: 37                                           Secretary since        Asset Management Marketing Associate, Thomas
                                                  November 2008.         Weisel Partners, from 1999 to 2003.
------------------------------------------------------------------------------------------------------------------------

      BOARD COMMITTEES. The Company's Board of Directors has created an Audit Committee whose members are Messrs. Peterson and Dombkowski and Ms. Avella. Ms. Avella serves as Chairman of the Audit Committee. The primary functions of the Audit Committee are to recommend to the Board of Directors the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds' internal controls, to approve all auditing and other services provided to the Funds by their independent registered public accounting firm and to review certain other matters relating to the Funds' independent registered public accounting firm and financial records. The Audit Committee convened four times in 2008. The Company's Board of Directors has no other committees.

      DIRECT OWNERSHIP OF EQUITY SECURITIES. The table below shows the dollar range of shares of all Funds in the Company beneficially owned by each Director as of December 31, 2008.

                       Dollar Range of       Dollar Range of       Dollar Range of
                       Equity Securities     Equity Securities     Equity Securities
                       in the All-Cap        in the Small-Cap      in the Alternative
Name of Director (1)   Growth Fund           Growth Fund           Strategies Fund
-------------------------------------------------------------------------------------

Mary Avella            $0                    $0                    $0

Brian Dombkowski       $0                    $0                    $0

Greg Linn              $0                    $0                    $0

Edward C. Peterson     $0                    $1 - $10,000          $0

Jay Jacobs             $0                    $0                    $0


                                                                   Aggregate Dollar
                       Dollar Range of       Dollar Range of       Range of
                       Equity Securities     Equity Securities     Equity Securities
                       in the Post-Venture   in the Technology     in all Funds
Name of Director (1)   Fund                  Fund                  of the Company
------------------------------------------------------------------------------------

Mary Avella            $0                    $0                    $0

Brian Dombkowski       $0                    $0                    $0

Greg Linn              $0                    $0                    $0

Edward C. Peterson     $0                    $0                    $1 - $10,000

Jay Jacobs             $0                    $0                    $0


(1) Mr. Dombkowski and Ms. Avella were elected to the Board in September 2008.

      COMPENSATION. Any Director of the Company who is an officer of the Adviser and an officer of the Funds receives no remuneration from the Funds. The Independent Directors are currently paid a fee of $1,500, plus expenses, for each quarterly Board meeting attended and $500 for each special meeting attended. Members of the Audit Committee are currently paid a fee of $500 ($2,000 for the Chairman of the Audit Committee), plus expenses, for each Audit Committee meeting attended. The Funds pay these fees. In addition, each Director is reimbursed for the expenses of attending meetings. The Directors have, temporarily, reduced fees from the fee levels applicable in 2008. The table below sets forth the compensation of the Directors for the fiscal year ended December 31, 2008.

COMPENSATION TABLE


                                                      Pension or Retirement
                            Aggregate Compensation    Benefits Accrued as Part of    Total Compensation from
Name of Person, Position    from Funds                Company Expenses(1)            Company Paid to Directors
--------------------------------------------------------------------------------------------------------------
Mary Avella(2)              $4,000                    $0                             $4,000
Brian Dombkowski(2)         $4,000                    $0                             $4,000
Edward L. Pittman(2)        $25,500                   $0                             $25,500
Greg Linn                   $12,000                   $0                             $12,000
Edward C. Peterson          $20,000                   $0                             $20,000
Andrew H. Roediger(2)       $5,000                    $0                             $5,000


(1)   The Company does not maintain pension or retirement plans.
(2) Mr. Jacobs' service as a Director began in January 2008. Mr. Dombkowski and Ms. Avella were elected to the Board in September 2008. Mr. Roediger resigned as a Director effective April 28, 2008. Mr. Pittman resigned as a Director effective December 17, 2008.

      CODE OF ETHICS. The Company, the Adviser and the subadviser have each adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act. These codes of ethics generally prohibits personnel subject thereto from investing in securities that may be purchased or held by the Funds without preclearances from compliance personnel. The code of ethics of the Company and the Adviser permits personnel subject thereto to invest in entities that are permitted to co-invest with the Funds pursuant to an SEC exemptive order.

      PROXY VOTING POLICIES AND PROCEDURES. The Board of Directors has delegated to the Adviser the responsibility to vote proxies solicited by the issuers of securities held in each Fund's portfolio, and the Adviser has delegated proxy voting responsibilities to Husic for the All-Cap Growth Fund and Small-Cap Growth Fund.

      In general the Adviser votes proxies exclusively for the benefit of shareholders and in a manner in which the Adviser believes will enhance long-term shareholder value. Accordingly, on routine matters such as uncontested elections of directors and selection of auditors, the Adviser generally votes as management of the issuer recommends. On non-routine matters the Adviser analyzes the proposal on a case-by-case basis. Generally, the Adviser will vote as management of the issuer recommends only if the proposal would not impair the economic interests of shareholders and does not eliminate, dilute or otherwise impair the rights of shareholders.

      There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund. A conflict of interest may exist, for example, where the Adviser has a significant business or personal relationship with the company or its officers. In such instances the Adviser will disclose the conflict to the Board of Directors and seek its advice as to the voting of such securities.

      Husic has engaged a third-party proxy administrator to facilitate voting proxies on behalf of its clients, including the relevant Funds. The proxy administrator works with Husic and the custodian to determine what proxy votes are outstanding and what issues are to be voted on behalf of the relevant Funds. Husic has approved and adopted the third-party proxy administrator's standard recommended voting guidelines for specific types of proposals. The proxy administrator is responsible for analyzing proxies and issuing informed impartial research and objective vote recommendations. The proxy administrator will vote proxies according to these standard guidelines, however, Husic has the ability to override any voting decision and vote differently on any issue if it feels that it is in a client's best interests. In these cases, the portfolio manager will determine how to vote the outstanding proxies based on his continuing study of the company soliciting the proxies and the long-term economic impact the vote will have on the securities held by a Fund. At all times, Husic votes proxies in the best interest of a Fund.

      There may be instances where Husic's interests may conflict or appear to conflict with the interests of a Fund. Possible conflicts may exist with the publicly-traded broker-dealers where Husic maintains trading relationships and also various publicly-traded data and communications vendors that Husic engages. In such cases, Husic will vote proxies of these companies according to the pre-determined voting guidelines. Husic is not affiliated with any entities. In the case that a proxy involves a Husic client that is publicly-traded, Husic will vote these proxies with the best interests of all its clients in mind and in accordance with its pre-determined voting guidelines.

      Information regarding how the Adviser or Husic, as the case may be, voted proxies relating to the Funds' securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-228-2121, or on the SEC's website at www.sec.gov.


      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of April 14, 2009, the Funds were aware that the following persons or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of each of the Funds.

All-Cap Growth Fund

--------------------------------------------------------------------------------
Charles Schwab & Co. Inc., Special Custody Account for the   15.06%
exclusive benefit of Customers(1)*
--------------------------------------------------------------------------------
National Financial Services Corp., for the exclusive         10.15%
benefit of our Customers (2)*
--------------------------------------------------------------------------------

Small-Cap Growth Fund

--------------------------------------------------------------------------------
National Financial Services Corp., for the exclusive         12.54%
benefit of our Customers (2)*
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc., Special Custody Account for the   12.22%
exclusive benefit of Customers(1)*
--------------------------------------------------------------------------------

Post-Venture Fund

--------------------------------------------------------------------------------
National Financial Services Corp., for the exclusive         42.66%
benefit of our Customers (2)*
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc., Special Custody Account for the   24.37%
exclusive benefit of Customers(1)*
--------------------------------------------------------------------------------
Ameritrade Inc., for the exclusive benefit of our            7.24%
Customers (3)*
--------------------------------------------------------------------------------
Garrett Van Wagoner (4)                                      21.51%
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
National Financial Services Corp., for the exclusive         38.71%
benefit of our Customers (2)*
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc., Special Custody Account for the   21.84%
exclusive benefit of Customers(1)*
--------------------------------------------------------------------------------
Ameritrade Inc., for the exclusive benefit of our            7.80%
Customers (3)*
--------------------------------------------------------------------------------
Garrett Van Wagoner (4)                                      21.60%
--------------------------------------------------------------------------------

Alternative Strategies Fund

--------------------------------------------------------------------------------
Charles Schwab & Co. Inc., Special Custody Account for the   32.78%
exclusive benefit of Customers(1)*
--------------------------------------------------------------------------------
National Financial Services Corp., for the exclusive         18.95%
benefit of our Customers (2)*
--------------------------------------------------------------------------------
Ameritrade Inc., for the exclusive benefit of our            6.51%
Customers (3)*
--------------------------------------------------------------------------------

*Shareholders of record, not beneficial owners.

(1) Address is: 101 Montgomery Street, Attn: Mutual Funds, San Francisco, CA 94104-4122

(2) Address is: 1 World Financial Center, Attn: Mutual Funds 5th Floor, New York, NY 10281-1003

(3)   Address is; PO Box 2226, Omaha, NE 68103-2226

(4)   3 Embarcadero Center, Suite 1120, San Francisco, CA 94111

As of April 14, 2009, Edward Peterson, a Director of the Company, owned approximately 4% of the Post-Venture Fund and 4.3% of the Technology Fund. Otherwise, the directors and officers as a group owned less than 1% of the outstanding shares of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

      INVESTMENT ADVISER. The investment adviser to the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund is Van Wagoner Capital Management, Inc. Garrett Van Wagoner is the founder and President of the Adviser and owns a majority of the outstanding common stock of the Adviser. As such, he controls the Adviser. Jay Jacobs also owns a controlling interest in the Adviser.

      The Adviser has entered into Investment Advisory Agreements with the Company on behalf of the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund (the "Investment Advisory Agreements"). For the All-Cap Growth Fund and Small-Cap Growth Fund, the Adviser is responsible for overseeing these Funds' subadviser, recommending the selection of subadvisers to the Funds' Board of Directors, evaluating the performance of the subadviser, monitoring changes at the subadviser's organization, overseeing the operational aspects of the Funds and coordinating with the subadviser with respect to diversification and other compliance responsibilities. The subadviser is responsible for implementing these Funds' strategies, selecting individual securities and selecting brokers and dealers to execute transactions for these Funds. The Adviser supervises and manages the Alternative Strategies Fund, overseeing administration and making day-to-day investment decisions for the Fund, subject to policies set by the Board of Directors.

      The Adviser provides these Funds with office space, equipment and personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties. The Investment Advisory Agreements are terminable without penalty with respect to a Fund, on 30 days' written notice by the Directors, by vote of a majority of a Fund's outstanding voting securities or on 60 days' written notice by the Adviser, and will terminate automatically in the event of their assignment.

      Each of these Funds pays all of its own expenses, including without limitation, the cost of preparing and printing its registration statement required under the Securities Act and the Investment Company Act and any amendments thereto, the expense of registering its shares with the SEC and qualifying for sale in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds' assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

      The Investment Advisory Agreements provide that the Adviser shall not be liable to the respective Fund or its shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreements also provide that nothing therein shall limit the freedom of the Adviser and its affiliates to render investment supervisory and corporate administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

      Shareholders of the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund have approved, subject to SEC relief, a "manager of managers" structure allowing the Adviser and a Fund to (1) engage new or additional subadvisers; (2) enter into and modify existing investment subadvisory agreements; and (3) terminate and replace subadvisers, in each case without obtaining further approval of a Fund's shareholders, provided that (a) the subadviser is not an "affiliated person" of the Adviser or the Funds, other than by reason of serving as a subadviser to a Fund, and (b) the Board has approved the new or amended subadvisory agreement. Although approved by shareholders, before a Fund can implement the "manager of managers" structure, the SEC must provide relief from certain provisions of the Investment Company Act, either by rule or exemptive order. Any such relief would typically require the satisfaction of a number of conditions. The precise contours of these conditions are not known at this time, but may require, for example, that within 90 days of a change to a Fund's subadvisory agreement, the Fund provide its shareholders with an information statement containing information about the subadviser and the subadvisory agreement, similar to that which would have been provided in a proxy statement seeking shareholder approval of such an arrangement or change thereto. Other conditions that may be imposed by the SEC include that: (i) any new subadvisory agreement or material change to a subadvisory agreement not directly or indirectly increase the advisory fee paid by a Fund to the Adviser, (ii) the subadviser not have certain conflicting relationships with the Adviser or the Fund (such as if it were an affiliate of the adviser), not including its advisory relationship with the Fund, (iii) the Adviser's advisory agreement require it to supervise and oversee the activities of the subadviser, (iv) if the Fund's name changes to include the name of the subadviser, that the subadviser's name not appear first, and (v) that a majority of the Company's Directors not be interested persons of the Fund (and that those Directors select and nominate other non-interested Directors and, if they have legal counsel, that counsel be an independent legal counsel as defined under applicable SEC rules). In connection with the shareholder meetings noted above anticipated for the Post-Venture Fund and Technology Fund, these Funds also anticipate submitting a proposal to consider the "manager of managers" structure for their Funds.


      Prior to May 1, 2003, the Adviser also served as investment adviser to the Post-Venture Fund and Technology Fund. The Adviser terminated its investment advisory agreements with these Funds effective April 30, 2003. Presently, these Funds are managed by the Company's Board of Directors and Officers without compensation.


      Under the prior advisory agreements for the All-Cap Growth Fund and Small-Cap Growth Fund, which were effective until October 1, 2008, the Adviser was compensated at a basic fee rate of 1.25% of each Fund's average daily net assets, subject to adjustment upward or downward depending on the performance of the Fund. The Post-Venture Fund and Technology Fund have not paid investment advisory fees since 2003, and the Alternative Strategies Fund did not pay investment advisory fees from 2003 until October 2008, as these Funds' investments primarily in high quality short-term money market funds or instruments were overseen by the Funds' Officers and Board of Directors without compensation. The current fee rates for the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund are set forth in the Prospectus. For the fiscal years ended December 31, 2006, 2007 and 2008 the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund accrued the following management fees and the Adviser waived a portion of its management fees in the following amounts:

                                     2006              2007             2008
                                     ----              ----             ----
All-Cap Growth Fund
   Gross Management Fees             $242,372          $189,723         $109,813
   Waived Management Fees            $53,923           $88,564          $44,374

Small-Cap Growth Fund
   Gross Management Fees             $675,764          $524,895         $289,600
   Waived Management Fees            $150,167          $241,713         $134,470

Alternative Strategies Fund
   Gross Management Fees             $0                $0               $635
   Waived Management Fees            $0                $0               $0


      SUBADVISER. The subadviser to the All-Cap Growth Fund and Small-Cap Growth Fund is Husic Capital Management. Husic's general partner is Frank J. Husic & Company, a California corporation. Mr. Husic is Husic's sole limited partner, and also controls Frank J. Husic & Company.

      Under the Subadvisory Agreement, Husic is authorized to select portfolio securities for investment by a Fund, to purchase and sell securities of the Fund, and upon making any purchase or sale decision, to place orders for the execution of such portfolio transactions, and such operational procedures as may be agreed to from time to time by Husic and the Company or the Adviser. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties on the part of Husic, Husic will not be liable for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement, or for any losses that may be sustained in the purchase, holding or sale of any security. The Subadvisory Agreement may be terminated at any time, without the payment of any penalty, by any party immediately upon written notice to the others in the event of a breach of any provision by the notified party, or otherwise, upon sixty (60) days' written notice to the other parties. The Subadvisory Agreement will terminate automatically in the event of its assignment (as defined in Section 2(a)(4) of the Investment Company Act). Subject to prior termination, the Subadvisory Agreement will continue in effect for an initial period of two years and indefinitely thereafter, but only so long as the continuance after the initial period is specifically approved annually by the Board of the Company in the manner required by the Investment Company Act. Husic is responsible for its own expenses under the Subadvisory Agreement.

      The Adviser is responsible for paying Husic's fees. Under the Subadvisory Agreement, Husic earns a fee, paid monthly, based on the average net asset value of the relevant Fund, as determined by valuations made as of the close of each business day of the month, at the annual rates set forth below.

--------------------------------------------------------------------------------
Fund                                     Subadvisory Fee
--------------------------------------------------------------------------------
All-Cap Growth Fund                      0.50% of net assets above $5 million*
--------------------------------------------------------------------------------
Small-Cap Growth Fund                    0.60% of net assets above $10 million*
--------------------------------------------------------------------------------
* Husic may voluntarily waive certain of its fees. The threshold net asset level was intended to approximate the net assets of each Fund upon Husic's commencement of services.

      PORTFOLIO MANAGER - ALTERNATIVE STRATEGIES FUND. Mr. Jacobs is the portfolio manager responsible for the day-to-day management of the Alternative Strategies Fund. Mr. Jacobs assists with oversight of the subadviser, but does not manage any accounts other than this Fund.

      If Mr. Jacobs were, in the future, to manage other accounts, other than potential conflicts between investment strategies, the side-by-side management of both the Alternative Strategies Fund and other accounts may raise potential conflicts of interest due to the interest held by the Adviser in other accounts managed by the Adviser. These potential conflicts may arise from certain trading practices that may become applicable such as cross trades between the Alternative Strategies Fund and another account and the allocation of aggregated trades and investment opportunities. The Portfolio Manager could, in the future, buy and sell securities for the Alternative Strategies Fund that are also recommended for other accounts. The Portfolio Manager could also, at times, give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the other accounts might pay higher management fee rates or pay performance-based fees to the Adviser. The Portfolio Manager could devote unequal time and attention across accounts, and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts.

      The Adviser has developed written policies and procedures reasonably designed to mitigate those conflicts, in the event they become applicable. In particular, the Adviser has adopted policies limiting the ability of the Portfolio Manager to cross securities between the Alternative Strategies Fund and other accounts, if any, managed by the Adviser and policies designed to ensure the fair allocation of investment opportunities and allocations (including IPOs) among all client accounts. In addition, the Adviser has a Code of Ethics which, among other things, limits trading by the Portfolio Manager and other employees of the Adviser. There is no guarantee that any such policies and procedures will cover every situation in which a conflict of interest arises.

      Mr. Jacobs owns a portion of VWCM. As such, he is eligible to receive a portion of the net income generated from the advisory agreements with the Funds. In addition, he is eligible for standard health benefits.


      As of the date of this SAI, Mr. Jacobs does not own any shares of the Alternative Strategies Fund.


      PORTFOLIO MANAGER - ALL-CAP GROWTH FUND AND SMALL-CAP GROWTH FUND


      Frank J. Husic is the portfolio manager responsible for the day-to-day management of the All-Cap Growth Fund and Small-Cap Growth Fund. The following table shows, as of December 31, 2008, information about other accounts managed by Mr. Husic.

      Frank J. Husic (Husic)


--------------------------------------------------------------------------------------------------------------------------
                                     Total                            # of Accounts Managed     Total Assets with
                                     # of Accounts    Total Assets    with Performance-Based    Performance-Based Advisory
Type of Accounts                     Managed          (millions)      Advisory Fee              Fee (millions)
--------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies:     0                0               0                         0
Other Pooled Investment Vehicles:    5                $9.04           4                         $6.94
Other Accounts:                      40               $184.96         2                         $9.15
--------------------------------------------------------------------------------------------------------------------------


      Mr. Husic is the sole owner of Husic. As such, he is eligible to receive the net income or loss allocated to the owner annually. He is also eligible for a fixed annual base salary, which he has discretion of taking or waiving each year. He is also eligible annually for a discretionary bonus based on his overall performance and the firm's overall profitability. The bonus is not directly tied to the performance results of any client account, including the Funds. In addition, he is eligible for standard health and retirement benefits available to all Husic employees, including a 401(k) plan and discretionary company match.

      Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Mr. Husic in other accounts managed by him and Husic. These potential conflicts may arise from certain trading practices used such as cross trades between a Fund and another account and the allocation of aggregated trades and investment opportunities. Mr. Husic buys and sells securities for the Funds that are also recommended for other accounts. Mr. Husic may at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the other accounts pay higher management fee rates or pay performance-based fees to Husic. Mr. Husic may devote unequal time and attention across accounts, and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts.

      Husic has developed written policies and procedures reasonably designed to mitigate those conflicts. In particular, it has adopted policies limiting the ability of the Portfolio Manager to cross securities between the Funds and other accounts managed by the firm and policies designed to ensure the fair allocation of investment opportunities and allocations (including IPOs) among all client accounts. In addition, Husic has a Code of Ethics which, among other things, limits trading by the Portfolio Manager and other employees of the firm. There is no guarantee that any such policies and procedures will cover every situation in which a conflict of interest arises.


      As of the date of this SAI, Mr. Husic does not own any shares of the All-Cap Growth Fund or the Small-Cap Growth Fund.

      FUND ACCOUNTANT. Until April 2009, PNC Global Investing Services ("PNC") provided various administrative and fund accounting related services to the Funds. Since that date, these services have been provided by Mutual Shareholder Services, LLC ("MSS"). These services include, but are not limited to, the following: calculating daily net asset values for each Fund based on portfolio pricing information provided by commercial services and/or the fair values provided pursuant to the Funds' fair value pricing policy; overseeing the Funds' Custodian; preparing notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"); monitoring compliance with the Funds' investment policies and restrictions and generally assisting in the Funds' administrative operations. MSS, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Accounting Services Agreement. Under the Accounting Services Agreement, MSS is not liable for any loss suffered by the Funds or their shareholders in connection with the performance of the Accounting Services

Agreement taken in good faith without negligence, bad faith, willful misconduct or reckless disregard of its duties under the Agreement. The Accounting Services Agreement also provides that MSS may provide similar services to others including other investment companies. For the foregoing, MSS receives a fee on the value of each Fund computed daily and payable monthly, at the annual rate on the average daily net assets, with such rates decreasing as assets reach certain levels, subject to an annual minimum fee, plus out-of-pocket expenses. MSS did not serve as the Funds' administrator prior to December 31, 2008. PNC served as administrator since January 1, 2003 until April 2009. For the fiscal years ended December 31, 2006, 2007 and 2008, PNC was paid $90,001, $90,001 and $90,001, respectively, by the All-Cap Growth Fund for administration and accounting services. For the fiscal years ended December 31, 2006, 2007 and 2008, PNC was paid $90,001, $90,001 and $90,001, respectively, by the Small-Cap Growth Fund for administration and accounting services. For the fiscal years ended December 31, 2006, 2007 and 2008, PNC was paid $90,001, $78,750 and $45,000, respectively, by the Alternative Strategies Fund for administration and accounting services. For the fiscal years ended December 31, 2006, 2007 and 2008, PNC was paid $90,001, $78,750 and $45,000, respectively, by the Post-Venture Fund for administration and accounting services. For the fiscal years ended December 31, 2006, 2007 and 2008, PNC was paid $90,001, $78,750 and $45,000, respectively, by the Technology Fund for administration and accounting services.

      TRANSFER AGENT. Since April 2009, MSS, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, has served as the Funds' Transfer Agent. As Transfer Agent, MSS keeps records of the shareholder accounts and transactions. Each Fund will pay MSS a fee based on the number of shareholder accounts, subject to an annual minimum fee, plus out-of-pocket expenses.

      CUSTODIAN. Since April 2009, Huntington National Bank, 41 South High Street, Columbus, OH 43215, has served as the custodian for the Funds. Under the terms of the Custody Agreement, Huntington National Bank will be responsible for the receipt and delivery of each Fund's securities and cash. Huntington National Bank will not exercise any supervisory functions over the management of the Funds or the purchase and sale of securities.


      LEGAL COUNSEL. K&L Gates LLP, with offices at Four Embarcadero Center, Suite 1200, San Francisco, California 94111, serves as counsel to the Funds and for the independent Directors in their capacities as such. Counsel does not provide legal services to the Adviser. A determination with respect to the independence of the Funds' "independent legal counsel" will be made at least annually by the independent Directors of the Company, as prescribed by the Investment Company Act and related rules.

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Tait, Weller & Baker LLP, with offices at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103, is the independent registered public accounting firm for the Funds. Tait, Weller & Baker LLP is responsible for performing an audit of each Fund's year-end financial statements.


      PRINCIPAL UNDERWRITER. Since April 2009, Rafferty Capital Markets, LLC, 59 Hilton Ave., Garden City, NY 11530 ("Rafferty"), has acted as the principal underwriter pursuant to an Underwriting Agreement. The Underwriting Agreement with Rafferty provides that, after its initial two year term, it will continue in effect for successive one year terms if approved at least annually by (1) a majority of the Funds' outstanding voting shares or by the Board of Directors and (2) the vote of the majority of the Board of Directors who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Underwriting Agreement.


DISTRIBUTION OF SHARES

      The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets. Payments may be made by each Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities include advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or other distributors, shareholder account servicing, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

      The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sales of shares of each Fund, thereby reducing each Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Directors of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of Common Stock. Messrs. Linn, Peterson, Dombkowski and Ms. Avella are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Funds provided for in the Plan requires approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

      While the Plan is in effect, the selection and nomination of Independent Directors will be committed to the discretion of the current Independent Directors. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Company. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors.

      For the fiscal year ended December 31, 2008, the All-Cap Growth Fund, Small-Cap Growth Fund, Alternative Strategies Fund, Post-Venture Fund and Technology Fund paid a total of $12,198, $32,742, $2,204, $3,725, and $3,867 in
12b-1 fees, respectively. Of this total, $5,907, $10,279, $1,749, $2,732, and
$2,517 was spent on payments to brokers or dealers, $8,190, $16,841, $339, $748, and $635 on payments to the Distributor, $2,057, $5,877, $74, $157, and $137 was spent on printing and mailing prospectuses to other than current shareholders, and the balance of $860, $2,250, $42, $88, and $78 was spent on expenses associated with trade shows, web site development and other miscellaneous expenses for the All-Cap Growth Fund, Small-Cap Growth Fund, Alternative Strategies Fund, Post-Venture Fund and Technology Fund, respectively. 12b-1 credits of $4,816 and $2,505 were made to the All-Cap Growth Fund and Small-Cap Growth Fund, respectively. The distribution activities under the Plan were applicable to all of the Funds, except that subsequent to March 1, 2003, the only payments permitted under the Plans for the Post-Venture Fund, Technology Fund and Alternative Strategies Fund were to brokers or dealers who provide services to investors in these Funds pursuant to contracts entered into prior to the decision to liquidate these Funds. Accordingly, the All-Cap Growth Fund and Small-Cap Growth Fund, along with another series of the Company that was reorganized into the Small-Cap Growth Fund in fall 2008, allocated the cost of distribution activities (other than payments to brokers or dealers) in accordance with relative net assets.


PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Company has adopted a policy pursuant to which the Funds may not (1) compensate a broker or dealer for any promotion or sale of shares issued by the Funds by directing to the broker or dealer (a) the Fund's portfolio securities transactions, or (b) any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Fund's portfolio transactions effected through any other broker (including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer); and (2) direct the Fund's portfolio securities transactions to a broker or dealer that promotes or sells shares issued by the Fund. The policy permits the Fund, the Adviser or the subadviser to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Fund and is not influenced by considerations about the sale of Fund shares.

      Currently, Husic is responsible for decisions to buy and sell securities for the All-Cap Growth Fund and Small-Cap Growth Fund, for the placement of their portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Adviser and the Company's Board of Directors. The Adviser is responsible for decisions to buy and sell securities for the Alternative Strategies Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Company's Board of Directors. As the Alternative Strategies Fund intends to invest in other mutual funds, it is unlikely that the Fund will incur brokerage commissions when executing portfolio transactions except with respect to purchases of ETFs, or that the Adviser will receive research or other services from broker-dealers. If the Alternative Strategies Fund does incur brokerage commissions, or the Adviser receives research or other services from broker-dealers, the Adviser will follow the brokerage policies summarized below. The Alternative Strategies Fund may incur sales loads, and will incur expenses associated with owning other mutual funds, including distribution and other fees charged by the underlying funds.

      THE ADVISER'S BROKERAGE POLICIES

      It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser. The Adviser will place orders pursuant to its investment determination for the Alternative Strategies Fund either directly with the issuer (typically another mutual fund) or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best effort to seek on behalf of the Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In many instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly.

      In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Alternative Strategies Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to the Fund. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Company or the Adviser, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission through rules, regulations, decisions and no-action letters.

      The Adviser may retain advisory clients in addition to the Funds and place portfolio transactions for these accounts. Research services furnished by firms through which the Alternative Strategies Fund effects its securities transactions, if any, may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Fund) to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Fund will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Fund on a continuing basis.

      The Adviser intends to seek to allocate portfolio transactions equitably among its accounts if concurrent decisions are made to purchase or sell securities by the Alternative Strategies Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, if any, the main factors to be considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

      HUSIC'S BROKERAGE POLICIES

      Pursuant to the discretionary authority granted to Husic, it would have full authority to determine which securities will be bought or sold, and the amount of such securities to be bought or sold, for the Funds it subadvises, subject to the overall supervision of the Adviser and the Board and in accordance with the Funds' Prospectus and investment limitations. Husic is not obligated to acquire for the Funds any security that it or its employees may acquire for its or their own accounts or for the account of any other client, if in the judgment of Husic, it is not practical or desirable to acquire a position in such security for the Funds. Husic would allocate transactions to such broker and/or dealers for execution on such markets, at such prices and at such commission rates (which may be in excess of the prices or commission rates that might have been charged for execution on other markets or by other brokers or dealers) as in the good faith judgment of Husic are appropriate.

      Husic takes into consideration in the selection of such brokers and/or dealers not only the available prices and rates of brokerage commissions, but also other relevant factors which may include (without limitation): (a) the execution capabilities of the brokers and/or dealers, (b) research (including economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice and market analysis), custodial and other services provided by such broker and/or dealers that are expected to enhance Husic's general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operational facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

      Husic may cause the Funds to pay a broker or dealer an amount of commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Husic determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker or dealer, viewed in terms of either the particular transaction or Husic's overall responsibilities with respect to the accounts as to which Husic exercises investment discretion.

      Generally speaking, all of Husic's clients benefit from research services provided to Husic by the broker-dealers who effect transactions for Husic's client accounts. Not all such research services, however, may be used by Husic in connection with the client accounts (including the Funds) that paid commissions to the brokers or dealers providing such research services. In addition, instances may arise where (a) research services obtained in connection with transactions effected for a particular client's account (including the Funds) benefit other clients of Husic or (b) not all research services may be used by Husic after payment of commission by clients, including the Funds. Husic's receipt of research services from broker-dealers who effect transactions for its client accounts does not reduce Husic's customary research activities.

      Husic may effect transactions for multiple clients, including the Funds, concurrently. Whenever such concurrent decisions are made, Husic attempts to allocate portfolio transactions equitably among the participating accounts. In accordance with Husic's Trade Allocation Policy, the main factors considered in allocating transactions are the respective clients' investments objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held by the participants in the allocation, and the opinions of the persons responsible for recommending investments to the accounts involved in the allocation. The results obtained by applying these procedures are intended to be, on the whole, in the best interest of each client.

      To the extent practicable, Husic aggregates orders for purchase or sale of securities on behalf of registered investment companies and other clients, including clients in which Husic or its associated persons may have an interest. Such aggregation is subject to the requirements of the Trade Allocation Policy and applicable laws and regulations. Husic effects aggregated orders in a manner consistent with seeking best execution. Husic seeks to allocate trades equitably among investment company and non-investment company clients. Each client participating in an aggregated trade will receive the average share price achieved during the business day, with all transaction costs shared pro rata among the allocation participants.

      During the fiscal years ended December 31, 2006, 2007 and 2008, the Funds paid the following brokerage commissions:


                                    2006              2007              2008
                                    ----              ----              ----
All-Cap Growth Fund                 $824,627          $176,106          $219,000
Small-Cap Growth Fund               $1,759,315        $473,334          $459,939
Alternative Strategies Fund         $0                $0                $0
Post-Venture Fund                   $0                $0                $0
Technology Fund                     $0                $0                $0

      During the fiscal year ended December 31, 2008, the All-Cap Growth Fund and Small-Cap Growth Fund paid commissions of $47,875 and $104,768, respectively, to brokers who provided research services to the Adviser (who, prior to October 1, 2008, was responsible for investment decisions for these Funds). During the fiscal year ended December 31, 2008, the All-Cap Growth Fund and Small-Cap Growth Fund paid commissions of $1,144 and $4,936, respectively, on transactions of $287,887 and $1,189,164, respectively, to brokers who provided research services to the subadviser (who, after October 1, 2008, was responsible for investment decisions for these Funds). During the fiscal year ended December 31, 2008, the Alternative Strategies Fund, Post-Venture Fund and Technology Fund paid no commissions on transactions to brokers who provided research services to the Adviser.

      Until implementation of the Funds' new investment programs, the Adviser placed security trades with designated brokers who agreed to pay certain custody, transfer agency or other operating expenses on behalf of the Funds. The amount of expenses paid by brokers for the period ended December 31, 2008 was $48,509 and $91,493 in the All-Cap Growth Fund and Small-Cap Growth Fund, respectively. No expenses were paid by brokers during this period for the Alternative Strategies Fund, Post-Venture Fund or Technology Fund.


TAXES

      Each Fund -- which is treated as a separate corporation for federal tax purposes -- intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of Chapter 1 of the Code. To do so, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in stock, securities, or those currencies, and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes); and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in (a) the securities (other than U.S. government securities or securities of other RICs) of any one issuer, (b) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) the securities of one or more QPTPs.

      If a Fund failed to qualify for treatment as a RIC for any taxable year, then for federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" would be subject to federal income tax at the rate for net capital gain through December 31, 2010 -- a maximum of 15%). Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November, or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Fund receives from U.S. corporations, with certain exceptions. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are potentially subject to the corporate alternative minimum tax.

      Any Fund that has a net capital loss (i.e., the excess of capital losses over capital gains) for any year can carry forward the amount of such loss ("federal income tax capital loss carryover(s)" or "CLC(s)") for eight years following the year of the loss (subject to limitations upon an "ownership change," as described below), and the amount thereof will be treated as a short-term capital loss that can be used to offset capital gains. Future capital gains that are offset by a CLC are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, it is expected that any Fund that has CLCs will not distribute capital gains that are offset by such CLCs. A Fund cannot carry back or carry over any net operating losses.


      As of December 31, 2008, the All-Cap Growth, Small-Cap Growth, Post-Venture, Technology and Alternative Strategies Funds had CLCs of $52,617,632, $526,024,414, $439,367,532, $369,660,813, and $189,643,189
respectively. The amounts of the All-Cap Growth Fund's CLCs that expire in 2010, 2011, 2012, 2013, 2015 and 2016 are $24,086,621, $19,406,798, $5,158,565,
$679,356, $116,183, and $3,170,109 respectively. The amounts of the Small-Cap Growth Fund's CLCs that expire in 2009, 2010, 2011, 2012, 2013, 2015 and 2016 are $236,991,733, $174,822,268, $73,869,977, $23,584,187, $9,299,078, $47,596,
and $7,409,575 respectively. The amounts of the Alternative Strategies Fund's CLCs that expire in 2009, 2010, 2011, 2012, and 2013 are $119,593,823,
$56,452,576, $7,417,678, $3,856,091 and $2,323,021, respectively. The amounts of the Post-Venture Fund's CLCs that expire in 2009, 2010, 2011, 2012, and 2013 are $208,568,549, $167,738,630, $49,142,144, $9,057,950, and $4,860,259,
respectively. The amounts of the Technology Fund's CLCs that expire in 2009, 2010, 2011, 2012, and 2013 are $188,389,347, $132,184,745, $37,716,740,
$7,074,062, and $4,295,919, respectively.


      In general, if a Fund has had or will have an "ownership change" during a "testing period" (any three year period ending on the date when an ownership change has occurred), then under Section 383 of the Code, that Fund's use of its CLCs subsequent to such an ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the long-term tax exempt rate in effect for the month in which the ownership change occurs, increased by certain other amounts not material here. The Funds believe that as of the date of this Statement of Additional Information, there has not been an ownership change within the testing period, and will use their best efforts to assure that an ownership change will not occur. However, there can be no assurances that the Funds will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then it will be subject to federal income tax and possibly an excise tax on any capital gain net income exceeding the annual limitation on the CLCs not distributed by the Fund.

      If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to declare and distribute dividends and other distributions during each year sufficient to prevent imposition of the excise tax.

      The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

CAPITAL STRUCTURE

      The Company is an open-end management investment company organized as a Maryland corporation on October 18, 1995. The Company's Charter authorizes the Board of Directors to issue up to 1,000,000,000 shares of common stock, par value $0.0001 per share. The common stock is divisible into an unlimited number of "series", each of which is a separate Fund. Each share of a Fund represents an equal proportionate interest in that Fund. Each share of the Funds has equal voting, dividend, distribution and liquidation rights.

      The Board of Directors may classify or reclassify any unissued series of shares of the Company and may designate or redesignate the name of any outstanding series of shares of the Company. As a general matter, shares are voted in the aggregate and not by series, except where series voting would be required by Maryland law or the Investment Company Act (e.g., a change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any series of the Company's shares, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Company in the proportion that the total net assets of the series bear to the total net assets of all series of the Company's shares. The net asset value of a share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on shares of any series of Common Stock only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Company, the holders of each series of the Company would be entitled, out of the assets of the Company available for distribution, to the assets belonging to that series.

      Shares of the Company have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable.

      Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the Investment Company Act or the Maryland General Corporation Law. Shareholders may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of the common stock voting for the election of directors can elect the entire Board of Directors and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

SHAREHOLDER MEETINGS

      The Maryland Statutes permit registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act. The Company has adopted the appropriate provisions in its By-Laws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Investment Company Act.

      The Company's By-Laws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

      Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to submit a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Funds; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

      If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

      After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material of all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

RETIREMENT PLANS

      The Funds offer several retirement account options to shareholders. Qualifying shareholders may establish the following tax deferred retirement accounts: traditional and SEP IRA, Roth IRA and SIMPLE IRA. The Funds also offer a Section 403(b)(7) arrangement for employers of certain tax exempt or educational organizations. The shareholder's employer must establish a plan before the shareholder opens a SEP, SIMPLE or 403(b)(7) account.

      A description of accounts currently offered, applicable service fees and certain limitations on account contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-228-2121. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES; DETERMINATION OF NET ASSET VALUE

      As set forth in the Prospectus, the net asset value of the Funds will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays fall on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

      In connection with the determination of the Funds' net asset values, securities (including securities sold short) that are traded on a recognized stock exchange are valued at the last current sale price on the securities exchange on which such securities are primarily traded. Securities for which the primary market is the National Association of Securities Dealer's Automated Quotation System ("Nasdaq") are valued at the Nasdaq official closing price. Securities (including securities sold short) traded on only over-the-counter markets are valued on the basis of closing over-the-counter sales prices. Securities for which there were no current transactions are valued at the closing bid prices. Securities sold short for which there were no current sales transactions are valued at the closing asked prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities, including private equity securities, for which market quotations are not readily available, are valued at their fair value. Private equity securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when evidence of a change in value is readily ascertainable. Among the factors the Company's Board of Directors or its delegate (if the Board determines in the future to delegate such responsibility to the Adviser) may consider as evidence of a change of value are fundamental analytical data such as earnings or sales, subsequent financings or stock issuances, and offers to merge or other acquisition offers. In retrospect, fair values so determined may not reflect the prices at which those securities could have been sold during the periods in which the particular fair values were used in determining the Funds' net asset values.

         To illustrate the method of computing the offering price of shares of the Funds, the offering price on December 31, 2008 was as follows:


                       All-Cap Growth              Small-Cap Growth
                       --------------              ----------------
Net Assets             $2,764,227                  $10,016,195
   divided by
Shares Outstanding     724,683                     5,476,531
   equals
Net Asset Value Per    $3.81                       $1.83
Share
   (Offering &
Redemption Price)

                       Alternative Strategies      Post-Venture      Technology
                       ----------------------      ------------      ----------
Net Assets             $651,868                    $1,410,598        $1,205,236
    divided by
Shares Outstanding     246,502                     518,744           275,672
    equals
Net Asset Value Per    $2.64                       $2.72             $4.37
Share
    (Offering &
Redemption Price)

      Shares of the Funds may be exchanged for shares of the Northern U.S. Government Money Market Fund as provided in the Prospectus.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

      The Company seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Funds may adversely affect Fund performance and the interests of long-term shareholders. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Funds' performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. The Funds do not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

OTHER INFORMATION

      It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for a Fund to pay redemptions in cash. In such cases the Board of Directors may authorize payment to be made in portfolio securities of a Fund. However, the Funds have obligated themselves under the Investment Company Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

      Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

      The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

APPENDIX A

Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Funds may invest:

      "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

      "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper in which the Funds may invest:

      "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Funds may invest:

      "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

      "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

      Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

      "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

      Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

      Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Funds may invest:

      "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

      "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

      IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Funds may invest:

      "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

      "A2" - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Debt Ratings

STANDARD & POOR'S DEBT RATINGS

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

            1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

            2.    Nature of and provisions of the obligation.

            3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

      AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

      Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

      B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

      CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

      CC - Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

      C - Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

      D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA BOND RATINGS

      Fitch investment grade bond ratings provide a guide to investors in deterring the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated `F-1+.'

      A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (`BB to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

      BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

      CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

      CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

      C Bonds are in imminent default in payment of interest or principal.

      DDD, DD
      and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

      These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

      Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

         Ratings of `BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING SCALE      DEFINITION
--------------------------------------------------------------------------------
AAA               Highest credit quality.  The risk factors are negligible,
                  being only slightly more than for risk-free U.S. Treasury
                  debt.
--------------------------------------------------------------------------------
AA+               High credit quality.  Protection factors are strong.  Risk is
AA                modest, but may vary slightly from time to time because of
AA-               economic conditions.
--------------------------------------------------------------------------------
A+                Protection factors are average but adequate.  However, risk
A                 factors are more variable and greater in periods of economic
A-                uncertainty.
--------------------------------------------------------------------------------
BBB+              Below average protection factors but still considered
BBB               sufficient for prudent investment.  Considerable variability
BBB-              in risk during economic cycles.
--------------------------------------------------------------------------------
BB+               Below investment grade but deemed likely to meet obligations
BB                when due.  Present or prospective financial protection
BB-               factors fluctuate according to industry conditions or company fortunes.  Overall quality may move up or down frequently
                  within this category.
--------------------------------------------------------------------------------
B+                Below investment grade and possessing risk that obligations
B                 will not be met when due.  Financial protection factors will
B-                fluctuate widely according to economic cycles.
--------------------------------------------------------------------------------
CCC               Well below investment grade securities.  Considerable
                  uncertainty exists as to timely payment of principal,
                  interest or preferred dividends.  Protection factors are
                  narrow and risk can be substantial with unfavorable
                  economic/industry conditions, and/or with unfavorable company developments.
--------------------------------------------------------------------------------
DD                Default debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.
--------------------------------------------------------------------------------
DP                Preferred stock with dividend arrearages.
--------------------------------------------------------------------------------

                             EMBARCADERO FUNDS, INC.

                                    FORM N-1A

                                     PART C

Item 28. Exhibits.

      (a)   (1)   Registrant's Articles of Incorporation (including all
                  amendments through December 31, 1999) is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 7 to
                  Registrant's Registration Statement on Form N-1A.

      (a)   (2.1) Articles of Amendment to Articles of Incorporation dated April
                  19, 2000 is incorporated by reference to Exhibit a-2 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

      (a)   (2.2) Articles Supplementary to Articles of Incorporation dated
                  December 18, 2002 is incorporated by reference to Exhibit a-2.2 of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.

      (a)   (2.3) Articles of Amendment to Articles of Incorporation is
                  incorporated by reference to Exhibit a-2.3 of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

      (b) Registrant's By-Laws is incorporated by reference to Exhibit 2 of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

            (1) Amendment to By-Laws dated June 9, 2004 is incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A.

            (2) Amendment to By-Laws dated November 16, 2004 is incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A.

            (3) Amendment to By-Laws dated March 7, 2005 is incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

            (4) Amendment to By-Laws dated May 24, 2006 is incorporated by reference to Exhibit (b)(4) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A.

      (c)   Instruments Defining Rights of Security Holder - Not applicable.

      (d)   (1)   Investment Advisory Agreement between Van Wagoner Capital
                  Management, Inc. and Van Wagoner Funds, Inc. on behalf of the
                  Small-Cap Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No.
                  17 to Registrant's Registration Statement on Form N-1A.

            (2) Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Growth Opportunities Fund dated February 24, 2003 is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

            (3) Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Emerging Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

            (4) Amendment dated January 1, 2006 to Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Small-Cap Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

            (5) Amendment dated January 1, 2006 to Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Growth Opportunities Fund dated February 24, 2003 is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

            (6) Amendment dated January 1, 2006 to Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Emerging Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

            (7) Form of Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Embarcadero Funds, Inc. (formerly Van Wagoner Funds, Inc.) on behalf of the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies Fund is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

            (8) Sub-Advisory Agreement by and among Van Wagoner Capital Management, Inc., Husic Capital Management and Embarcadero Funds, Inc. (formerly Van Wagoner Funds, Inc.) on behalf of the All-Cap Growth Fund and Small-Cap Growth Fund is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

      (e) Form of Distribution Agreement by and between Registrant and Rafferty Capital Markets, LLC is filed herewith.

      (f)   Bonus or Profit Sharing Contracts - Not applicable.

      (g) Form of Custody Agreement by and between Registrant and Huntington National Bank is filed herewith.

      (h)   Other Material Contracts:

            (1) Form of Accounting Services Agreement by and between Registrant and Mutual Shareholder Services, LLC is filed herewith.

            (2) Form of Transfer Agent Agreement by and between Registrant and Mutual Shareholder Services, LLC is filed herewith.

      (i)   Opinion of Counsel as to Legality of Shares is filed herewith.

      (j)   Consent of Independent Accountants is filed herewith.

      (k)   Omitted Financial Statements - Not applicable.

      (l)   (1)   Subscription Agreement is incorporated by reference to Exhibit
                  13.1 of Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement on Form N-1A.

            (2) Organizational Expenses Agreement is incorporated by reference to Exhibit 13.2 of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

      (m) Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated by reference to Exhibit 15 of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

      (n)   18f-3 Plan - Not applicable.

      (p)   (1)   Amended Code of Ethics of Registrant and Van Wagoner Capital
                  Management, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 21 to Registrant's
                  Registration Statement on Form N-1A.

            (2)   Code of Ethics of Husic Capital Management is filed herewith.

      (q)   Powers of Attorney are filed herewith.


Item 29. Person Controlled by or Under Common Control with the Fund.

      Registrant neither controls any person nor is under common control with any other person.

Item 30. Indemnification.

      Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

                                   ARTICLE VII

                               GENERAL PROVISIONS

Section 7. Indemnification.

A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgment, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B. In the absence of an adjudication which expressly absolves the corporate representatives, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who are not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in
      (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate

C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create neither a presumption that the corporate representative met nor a presumption that the corporate representative did not meet the applicable standard of conduct set forth in paragraph A unless such a presumption is specified by the Maryland General Corporation Law, the Investment Company Act of 1940 or in interpretations thereof by courts or the Securities and Exchange Commission.

D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to be benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F. This corporation shall have the power to purchase and maintain insurance on behalf of any corporate representatives against any liability asserted against him or her and incurred by his or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify his or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representatives against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred of paid by a director, officer or controlling person of the Registrant in a successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser.

      The Adviser was organized in October 1995 for the purpose of providing investment advisory services for the Registrant and other investment advisory clients. The Subadviser was formed in 1986 and provides investment advice to clients, including certain series of Registrant. The Adviser and Subadviser have not, nor have they been, engaged in any other business since their inception.

Item 32. Principal Underwriter

      (a) Rafferty Capital Markets, LLC ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of April 1, 2009, the Distributor acted as principal underwriter for the following investment companies:


                             Aegis Funds
                             Direxion Funds
                             Embarcadero Funds
                             Institutional Advisors Large Cap Fund
                             Leuthold Funds
                             Marketocracy Funds
                             Satuit Funds
                             Sparrow Funds

      (b) The Distributor is a New York Limited Liability Corporation located at 59 Hilton Avenue, Garden City, NY 11530.The Distributor is a wholly-owned subsidiary of Rafferty Holdings, LLC, a privately owned entity.

Item 33. Location of Accounts and Records.

      The accounts, books, or other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules promulgated thereunder, will be kept in the possession of the Registrant corporate offices, except (1) records held and maintained by Huntington National Bank relating to its function as custodian,
(2) records held and maintained by Mutual Shareholder Services, LLC relating to its function as fund accountant and transfer agent.

Item 34. Management Services.

      There are no management-related services contracts not discussed in Parts A and B.

Item 35. Undertakings.

      Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 24th day of April, 2009.

                                            EMBARCADERO FUNDS, INC.

                                            By: /s/ Jay Jacobs
                                                --------------
                                                Jay Jacobs
                                                President and Treasurer


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Jay Jacobs               President and                       April 24, 2009
--------------
Jay Jacobs                   Treasurer; Chairman of
                             the Board of Directors

/s/                          Director                            April 24, 2009
----------------
Mary Avella

/s/ Brian Dombkowski*        Director                            April 24, 2009
---------------------
Brian Dombkowski

/s/ Greg Linn*               Director                            April 24, 2009
--------------
Greg Linn

/s/ Edward Peterson *        Director                            April 24, 2009
---------------------
Edward Peterson

* By: /s/ Jay Jacobs
      --------------
      as Attorney-in-Fact and Agent pursuant to Power of Attorney

                             Embarcadero Funds, Inc.

                         Index to Exhibits to Form N-1A

Exhibit No.

(e) Form of Distribution Agreement by and between Registrant and Rafferty Capital Markets, LLC
(g) Form of Custody Agreement by and between Registrant and Huntington National Bank
(h)(1) Form of Accounting Services Agreement by and between Registrant and Mutual Shareholder Services, LLC
(h)(2) Form of Transfer Agent Agreement by and between Registrant and Mutual Shareholder Services, LLC
(i)            Opinion of Counsel
(j)            Consent of Independent Accountants
(p)(2)         Code of Ethics of Husic Capital Management
(q)            Powers of Attorney